     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2003


                                                              FILE NO. 333-46597
                                                              FILE NO. 811-08665

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 9

                             ---------------------

                         EQUITRUST LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                        EQUITRUST LIFE INSURANCE COMPANY
                              (Name of Depositor)
                            ------------------------


                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
          (Address and Telephone Number of Principal Executive Office)


                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)
                            ------------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415


    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


    /X/ ON MAY 1, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485;



    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;


    / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485.


    SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CONTRACTS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               --------------------------------------------------
                         EQUITRUST LIFE ANNUITY ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                  May 1, 2003


EquiTrust Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for growth of Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of EquiTrust Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


 American Century-Registered Trademark-
   VP Ultra-Registered Trademark- Fund
   VP Vista Fund
 Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
 Dreyfus Socially Responsible Growth Fund,
  Inc.
 EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio
 Fidelity Variable Insurance Products Funds
   VIP Contrafund-Registered Trademark- Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial
    Class
   VIP High Income Portfolio--Service
    Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
 Franklin Templeton Variable Insurance
  Products Trust
   Franklin Real Estate Fund--Class 2
   Franklin Small Cap Fund--Class 2
   Franklin Small Cap Value Securities
    Fund--Class 2
   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities
    Fund--Class 2
 J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
 Summit Pinnacle Series
   Nasdaq-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
 T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
 T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
        OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   Issued By
                        EquiTrust Life Insurance Company
                             5400 University Avenue
                          West Des Moines, Iowa 50266

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
                                                              -----------
DEFINITIONS.................................................           3
FEE TABLES..................................................           5
SUMMARY OF THE CONTRACT.....................................          12
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS.................          14
      EquiTrust Life Insurance Company......................          14
      IMSA..................................................          14
      EquiTrust Life Annuity Account........................          14
      Investment Options....................................          15
      Addition, Deletion or Substitution of Investments.....          22
DESCRIPTION OF ANNUITY CONTRACT.............................          22
      Issuance of a Contract................................          22
      Premiums..............................................          23
      Free-Look Period......................................          23
      Allocation of Premiums................................          23
      Variable Accumulated Value............................          24
      Transfer Privilege....................................          25
      Partial Withdrawals and Surrenders....................          26
      Transfer and Withdrawal Options.......................          27
      Death Benefit Before the Retirement Date..............          28
      Proceeds on the Retirement Date.......................          31
      Payments..............................................          31
      Abusive Trading Practices.............................          32
      Modification..........................................          32
      Reports to Owners.....................................          32
      Inquiries.............................................          32
THE DECLARED INTEREST OPTION................................          32
      Minimum Guaranteed and Current Interest Rates.........          33
      Transfers From Declared Interest Option...............          33
CHARGES AND DEDUCTIONS......................................          34
      Surrender Charge (Contingent Deferred Sales Charge)...          34
      Annual Administrative Charge..........................          35
      Transfer Processing Fee...............................          35
      Mortality and Expense Risk Charge.....................          35
      Investment Option Expenses............................          35
      Premium Taxes.........................................          35
      Other Taxes...........................................          36
PAYMENT OPTIONS.............................................          36
      Description of Payment Options........................          36
      Election of Payment Options and Annuity Payments......          37
YIELDS AND TOTAL RETURNS....................................          40
FEDERAL TAX MATTERS.........................................          41
      Introduction..........................................          41
      Tax Status of the Contract............................          42
      Taxation of Annuities.................................          43
      Transfers, Assignments or Exchanges of a Contract.....          45
      Withholding...........................................          45
      Multiple Contracts....................................          45

                                                                 PAGE
                                                              -----------
      Taxation of Qualified Contracts.......................          45
      Possible Charge for the Company's Taxes...............          48
      Other Tax Consequences................................          48
DISTRIBUTION OF THE CONTRACTS...............................          48
LEGAL PROCEEDINGS...........................................          49
VOTING RIGHTS...............................................          49
FINANCIAL STATEMENTS........................................          49
CALCULATING VARIABLE ANNUITY PAYMENTS.......................  Appendix A
CONDENSED FINANCIAL INFORMATION.............................  Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......     SAI-TOC


            The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT: EquiTrust Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.


BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Owner/ Annuitant.



BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).


THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): EquiTrust Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

    (a) a certified copy of the death certificate;

    (b) a certified copy of a court decree reciting a finding of death; or


    (c)the Beneficiary's statement of election;



    (d)a copy of the Beneficiary's Form W-9; or



    (e) any other proof satisfactory to the Company.



FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.


GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.


INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable Surrender
Charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.


OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.



QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the owner on a form satisfactory to the Company which the Company receives at our Home Office.

--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                         GUARANTEED
OWNER TRANSACTION EXPENSES                             MAXIMUM CHARGE            CURRENT CHARGE
Surrender Charge (as a percentage of amount       8.5%                      8.5%
withdrawn or surrendered)(1)
Transfer Processing Fee(2)                        $25                       $25



(1) The surrender charge is only assessed during the first nine Contract Years. The surrender charge declines to 0% in the tenth Contract Year. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS -- Surrender Charge (Contingent Deferred Sales
Charge) -- AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.



   The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.



                                                         GUARANTEED
PERIODIC CHARGES                                       MAXIMUM CHARGE            CURRENT CHARGE
Annual Administrative Charge(3)                   $45                       $45
Separate Account Annual Expenses (as a
percentage of average variable accumulated
value)
  Mortality and Expense Risk Charge               1.40%                     1.40%
  Total Separate Account Annual Expenses          1.40%                     1.40%



(3) We currently deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

   The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2002. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                  ANNUAL INVESTMENT OPTION OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.31%      2.69%
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses After
Contractual Fee Waiver or Reimbursement(5)                     0.31%      1.25%
---------------------------------------------------------------------------------



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2002. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.28%      1.15%
---------------------------------------------------------------------------------



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Five Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

   The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2002, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

                  ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
American Century
  VP
  Ultra-Registered Trademark-
  Fund                      1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)(2)
  VP Vista Fund             1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)
Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class               0.75%         0.03%         0.00%             0.78%                0.00%                 0.78%
  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class               0.75%         0.06%         0.00%             0.81%                0.00%                 0.81%
  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class               0.75%         0.08%         0.00%             0.83%                0.00%                 0.83%
  VIF Growth and
  Income
  Portfolio--Initial
  Share Class               0.75%         0.05%         0.00%             0.80%                0.00%                 0.80%
  VIF International
  Equity
  Portfolio--Initial
  Share Class               0.75%         0.39%         0.00%             1.14%                0.00%                 1.14%
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class               0.75%         0.03%         0.25%             1.03%                0.00%                 1.03%

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
EquiTrust Variable
Insurance Series Fund
  Blue Chip Portfolio       0.20%         0.11%         0.00%             0.31%                0.00%                 0.31%
  High Grade Bond
  Portfolio                 0.30%         0.16%         0.00%             0.46%                0.00%                 0.46%
  Managed Portfolio         0.45%         0.13%         0.00%             0.58%                0.00%                 0.58%
  Money Market
  Portfolio                 0.25%         0.27%         0.00%             0.52%                0.00%                 0.52%
  Strategic Yield
  Portfolio                 0.45%         0.16%         0.00%             0.61%                0.00%                 0.61%
  Value Growth
  Portfolio                 0.45%         0.14%         0.00%             0.59%                0.00%                 0.59%
Fidelity Variable
Insurance Products
Funds
  VIP Contrafund
  Portfolio--Initial
  Class                     0.58%         0.10%         0.00%             0.68%                0.00%                 0.68%(3)
  VIP Growth
  Portfolio--Initial
  Class                     0.58%         0.09%         0.00%             0.67%                0.00%                 0.67%(3)
  VIP Growth & Income
  Portfolio--Initial
  Class                     0.48%         0.11%         0.00%             0.59%                0.00%                 0.59%(3)
  VIP High Income
  Portfolio--Service
  Class 2                   0.58%         0.14%         0.25%             0.97%                0.00%                 0.97%
  VIP Index 500
  Portfolio--Initial
  Class                     0.24%         0.09%         0.00%             0.33%                0.00%                 0.33%(4)
  VIP Mid Cap
  Portfolio--Service
  Class 2                   0.58%         0.12%         0.25%             0.95%                0.00%                 0.95%(3)
  VIP Overseas
  Portfolio--Initial
  Class                     0.73%         0.17%         0.00%             0.90%                0.00%                 0.90%(3)

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
Franklin Templeton
  Franklin Real
  Estate Fund--Class
  2                         0.53%         0.04%         0.25%             0.82%                0.00%                 0.82%(5)(6)
  Franklin Small Cap
  Fund--Class 2             0.53%         0.31%         0.25%             1.09%                0.00%                 1.09%(6)(7)
  Franklin Small Cap
  Value Securities
  Fund--Class 2             0.59%         0.20%         0.25%             1.04%                0.00%                 1.04%(6)(7)
  Franklin U.S.
  Government
  Fund--Class 2             0.50%         0.04%         0.25%             0.79%                0.00%                 0.79%(5)(6)
  Mutual Shares
  Securities
  Fund--Class 2             0.60%         0.21%         0.25%             1.06%                0.00%                 1.06%(6)(7)
  Templeton Growth
  Securities
  Fund--Class 2             0.81%         0.06%         0.25%             1.12%                0.00%                 1.12%(5)(6)
J.P. Morgan Series
Trust II
  JPMorgan Mid Cap
  Value Portfolio           0.70%         1.99%         0.00%             2.69%                1.44%                 1.25%(8)
  JPMorgan Small
  Company Portfolio         0.60%         0.56%         0.00%             1.16%                0.01%                 1.15%(8)
Summit Pinnacle
Series
  Nasdaq-100 Index
  Portfolio                 0.35%         0.76%         0.00%             1.11%                0.46%                 0.65%(9)
  Russell 2000 Small
  Cap Index Portfolio       0.35%         0.98%         0.00%             1.33%                0.58%                 0.75%(9)
  S&P MidCap 400
  Index Portfolio           0.30%         0.51%         0.00%             0.81%                0.21%                 0.60%(9)

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
T. Rowe Price Equity
Series, Inc.
  Equity Income
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  Mid-Cap Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  New America Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  Personal Strategy
  Balanced Portfolio        0.90%         0.00%         0.00%             0.90%                0.00%                 0.90%(10)
T. Rowe Price
International Series,
Inc.
  International Stock
  Portfolio                 1.05%         0.00%         0.00%             1.05%                0.00%                 1.05%(10)

(1) The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund, except broker commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.

(2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.

(3) Total expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.64%, Growth Portfolio 0.61%, Growth & Income Portfolio 0.58%, Mid Cap Portfolio 0.88% and Overseas Portfolio 0.86%.

(4) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed 0.28%. Including this reimbursement, the management fee, other expenses and total expenses were 0.24%, 0.04 and 0.28%, respectively. This arrangement may be discontinued by the Fund's manager at any time.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.


(7) For the Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund, the manager had agreed in advance to make estimated reductions of 0.05%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton Money Fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Including these reductions, total expenses presented in the preceding table would have been 1.04%, 1.01% and 1.05%, respectively.



(8) JPMorgan Chase Bank, an affiliate of J.P. Morgan, has agreed to reimburse certain expenses if they exceed a certain level. In addition, other service providers of the Mid Cap Value Portfolio may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Including these reimbursements, total expenses would have been 1.00% for the Mid Cap Value Portfolio.



(9) The Fund's adviser has agreed to pay other expenses, other than the advisory fee, to the extent they exceed 0.30% of the Nasdaq-100 Index and MidCap 400 Index Portfolios and 0.40% of the Russell 2000 Small Cap Index Portfolio.



(10) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

EXAMPLES


    The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.


    Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

    EXAMPLE 1


    The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,499      $2,669      $3,803      $6,151


    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,142      $1,639      $2,153      $3,022



    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
  $272        $835       $1,425      $3,022


    EXAMPLE 2


    The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
 $1,288      $2,072      $2,865      $4,462


    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
  $922        $960        $992        $393



    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
   $32        $100        $174        $393



CONDENSED FINANCIAL INFORMATION



    Please refer to APPENDIX B for accumulation unit information for each Subaccount.

--------------------------------------------------------------------------------

SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------


  ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with no maximum age required of Owners on the Contract Date. (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:


    - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

    - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

  FREE-LOOK PERIOD. You have the right to return the Contract within 20 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

    -   premiums paid, or


    - the Accumulated Value on the date the Company receives the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.



  PREMIUMS. The minimum initial premium amount the Company accepts is $1,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")


  ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

    - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

    - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

  TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

    - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

    - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

    - The Company waives fees for the first twelve transfers during a Contract Year.

    - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.


  PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A Partial Withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

  SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")



  DEATH BENEFIT. We will pay a death benefit if the Owner dies prior to the Retirement Date (see DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT).


CHARGES AND DEDUCTIONS

  Your Contract will be assessed the following charges and deductions:

  SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first nine Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.


CONTRACT YEAR IN WHICH   CHARGE AS A PERCENTAGE OF
   WITHDRAWAL OCCURS          AMOUNT WITHDRAWN
1                                   8.5%
2                                     8
3                                   7.5
4                                     7
5                                   6.5
6                                     6
7                                     5
8                                     3
9                                     1
10 and after                          0


  You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

  We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

  ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:

    -   with an initial premium payment of $50,000 or greater, or

    -   if the Accumulated Value is $50,000 or greater on your Contract
        Anniversary.

  We may terminate this waiver at any time.

  TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

  MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
  DEDUCTIONS--Mortality and Expense Risk Charge").


  INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.


ANNUITY PROVISIONS

  On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

    -   under a payment option, or

    -   in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS


  The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")


--------------------------------------------------------------------------------

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS
--------------------------------------------------------------------------------

EQUITRUST LIFE INSURANCE COMPANY

    The Company was incorporated on June 3, 1966 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states and the District of Columbia: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Delaware, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maryland, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.
--------------------------------------------------------------------------------

IMSA

    The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.
--------------------------------------------------------------------------------

EQUITRUST LIFE ANNUITY ACCOUNT

    On January 6, 1998, we established the Account pursuant to the laws of the State of Iowa. The Account:

        -   will receive and invest premiums paid to it under the Contract;

        - will receive and invest premiums for other variable annuity contracts we issue;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

    We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.
--------------------------------------------------------------------------------

INVESTMENT OPTIONS


    There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.


    The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

    We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
VP Ultra-Registered Trademark- Fund    -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          large companies with earnings and revenue that are not
                                          only growing, but growing at a successively faster, or
                                          accelerating pace.
VP Vista Fund                          -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          medium-sized and smaller companies which will increase in
                                          value over time.

DREYFUS. The Dreyfus Corporation serves as the investment adviser to the the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment
Fund: International Equity Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio primarily seeks long-term capital growth,
Appreciation Portfolio--Initial Share     consistent with the preservation of capital; current
Class                                     income is a secondary investment objective. The Portfolio
                                          invests in common stocks focusing on blue chip companies
                                          with total market values of more than $5 billion at the
                                          time of purchase, including multi-national companies.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to maximize capital appreciation. To
Developing Leaders Portfolio--Initial     pursue this goal, under normal circumstances, the
Share Class                               Portfolio invests primarily in small cap companies. Small
                                          cap companies are defined as those with total market
                                          values of less than $2 billion at the time of purchase.
                                          The Portfolio seeks companies characterized by new or
                                          innovative products, services or processes having the
                                          potential to enhance earnings or revenue growth.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide investment returns
Disciplined Stock Portfolio--Initial      (consists of capital appreciation and income) that are
Share Class                               greater than the total return of stocks, as represented
                                          by the Standard & Poor's 500 Composite Stock Price Index.
                                          The Portfolio normally invests at least 80% of its assets
                                          in stocks chosen through a disciplined investment process
                                          to create a blended portfolio of growth and value stocks.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide long-term capital growth,
Growth and Income Portfolio--Initial      current income and growth of income, consistent with
Share Class                               reasonable investment risk. To pursue this goal, the
                                          Portfolio invests in stocks, bonds and money market
                                          instruments of domestic and foreign issuers.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks capital growth. To pursue this goal,
International Equity                      the Portfolio invests in growth stocks of foreign
Portfolio--Initial Share Class            companies. Normally, the Portfolio invests at least 80%
                                          of its assets in stocks, including common stocks and
                                          convertible securities, including those issued in initial
                                          public offerings.
Dreyfus Socially Responsible Growth    -  This Fund seeks to provide capital growth; current income
Fund, Inc.--Service Share Class           is a secondary goal. This Fund normally invests at least
                                          80% of its assets in the common stocks of companies that
                                          meet, in the opinion of fund management, traditional
                                          investment standards and conduct their business in a
                                          manner that contributes to the enhancement of the quality
                                          of life in America.

EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Blue Chip Portfolio                    -  This Portfolio seeks growth of capital and income. The
                                          Portfolio pursues this objective by investing at least
                                          80% of its assets in equity securities of
                                          well-capitalized, established companies.
High Grade Bond Portfolio              -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified
                                          portfolio of high grade income-bearing debt securities.
                                          The Portfolio will pursue this objective by investing at
                                          least 80% of its net assets in debt securities rated AAA,
                                          AA or A by Standard & Poor's or Aaa, Aa or A by Moody's
                                          Investors Service, Inc. and in securities issued or
                                          guaranteed by the United States government or its
                                          agencies or instrumentalities.
Managed Portfolio                      -  This Portfolio seeks the highest level of total return
                                          through income and capital appreciation. The Portfolio
                                          pursues this objective through a fully managed investment
                                          policy consisting of investment in the following three
                                          market sectors: (i) common stocks and other equity
                                          securities; (ii) high grade debt securities and preferred
                                          stocks of the type in which the High Grade Bond Portfolio
                                          may invest; and (iii) money market instruments of the
                                          type in which the Money Market Portfolio may invest.
Money Market Portfolio                 -  This Portfolio seeks maximum current income consistent
                                          with liquidity and stability of principal. The Portfolio
                                          will pursue this objective by investing in high quality
                                          short-term money market instruments. AN INVESTMENT IN THE
                                          MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                                          GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE
                                          PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                                          VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW
                                          INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT
                                          MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.
Strategic Yield Portfolio              -  This Portfolio seeks as a primary objective, as high a
                                          level of current income as is consistent with investment
                                          in a diversified portfolio of lower-rated,
                                          higher-yielding income-bearing securities. As a secondary
                                          objective, the Portfolio seeks capital appreciation when
                                          consistent with its primary objective. The Portfolio
                                          pursues these objectives by investing primarily in debt
                                          and income-bearing securities rated Baa or lower by
                                          Moody's Investors Service, Inc. and/or BBB or lower by
                                          Standard & Poor's, or in unrated securities of comparable
                                          quality (i.e., junk bonds). AN INVESTMENT IN THIS
                                          PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL
                                          RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                          AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")
Value Growth Portfolio                 -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio pursues this objective by investing primarily
                                          in equity securities of companies that the investment
                                          adviser believes have a potential to earn a high return
                                          on capital and/or in equity securities that the
                                          investment adviser believes are undervalued by the
                                          marketplace. Such equity securities may include common
                                          stock, preferred stock and securities convertible or
                                          exchangeable into common stock.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Contrafund Portfolio      -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio normally invests primarily in common stocks and
                                          securities convertible into common stock, but it has the
                                          flexibility to invest in other types of securities. The
                                          Portfolio invests in securities of companies whose value
                                          the adviser believes is not fully recognized by the
                                          public.
Fidelity VIP Growth Portfolio          -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks, however, it is not
                                          restricted to any one type of security and may pursue
                                          capital appreciation through the purchase of bonds and
                                          preferred stocks. The Portfolio does not place any
                                          emphasis on dividend income from its investments, except
                                          when the adviser believes this income will have a
                                          favorable influence on the market value of the security.
                                          Growth may be measured by factors such as earnings or
                                          gross sales.
Fidelity VIP Growth & Income           -  This Portfolio seeks high total return through a
Portfolio                                 combination of current income and capital appreciation.
                                          The Portfolio expects to invest the majority of its
                                          assets in domestic and foreign equity securities, with a
                                          focus on those that pay current dividends and show
                                          potential earnings growth. However, the Portfolio may buy
                                          debt securities as well as equity securities that are not
                                          currently paying dividends, but offer prospects for
                                          capital appreciation or future income.
Fidelity VIP High Income Portfolio     -  This Portfolio seeks a high level of current income,
                                          while also considering growth of capital. The Portfolio
                                          normally invests primarily in income-producing debt
                                          securities, preferred stocks and convertible securities,
                                          with an emphasis on lower-quality debt securities.
Fidelity VIP Index 500 Portfolio       -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common
                                          stocks publicly traded in the United States. To achieve
                                          this objective, the Portfolio attempts to duplicate the
                                          composition and total return of the S&P 500.
Fidelity VIP Mid Cap Portfolio         -  This Portfolio seeks long-term growth of capital. The
                                          Portfolio normally invests at least 80% of its total
                                          assets in securities of companies with medium market
                                          capitalizations. The investment adviser invests primarily
                                          in common stocks.
Fidelity VIP Overseas Portfolio        -  This Portfolio seeks long-term growth of capital.
                                          Normally, at least 80% of the Portfolio's total assets
                                          will be invested in foreign securities. The Portfolio may
                                          also invest in U.S. issuers. The Portfolio defines
                                          foreign securities as securities of issuers whose
                                          principal activities are located outside the United
                                          States.

FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Cap and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Franklin Real Estate Fund              -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least
                                          80% of its net assets in investments of companies
                                          operating in the real estate sector. The Fund invests
                                          primarily in equity real estate investment trusts
                                          (REITS).
Franklin Small Cap Fund                -  This Fund seeks long-term capital growth. The Fund
                                          normally invests at least 80% of its net assets in
                                          investments of small capitalization companies. For this
                                          Fund, small cap companies are those with market
                                          capitalization values not exceeding: (i) $1.5 billion; or
                                          (ii) the highest market capitalization value in the
                                          Russell 2000-Registered Trademark- Index; whichever is
                                          greater at the time of purchase.
Franklin Small Cap Value Securities    -  This Fund seeks long-term total return. The Fund normally
Fund                                      invests at least 80% of its net assets in investments of
                                          small capitalization companies. For this Fund, small cap
                                          companies are those with market cap values not exceeding
                                          $2.5 billion at the time of purchase. The Fund's manager
                                          invests in small companies that it believes are
                                          undervalued.
Franklin U.S. Government Fund          -  This Fund seeks income. The Fund normally invests at
                                          least 80% of its net assets in U.S. government
                                          securities, primarily in fixed and variable rate
                                          mortgage-backed securities, a substantial portion of
                                          which is in Ginnie Maes.
Mutual Shares Securities Fund          -  This Fund seeks capital appreciation with income as a
                                          secondary objective. The Fund normally invests mainly in
                                          U.S. equity securities that the Fund's manager believes
                                          are available at market prices less than their intrinsic
                                          value on certain recognized or objective criteria
                                          including undervalued stocks, restructuring companies and
                                          distressed companies.
Templeton Growth Securities Fund       -  This Fund seeks long-term capital growth. The Fund
                                          normally invests mainly in equity securities of companies
                                          located anywhere in the world, including those in the
                                          U.S. and in emerging markets.

J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
JPMorgan Mid Cap Value Portfolio       -  This Portfolio seeks growth from capital appreciation by investing at least 80% of the value of its assets in a
                                          broad portfolio of common stocks of companies with market
                                          capitalizations of $1 billion to $20 billion at the time
                                          of purchase.
JPMorgan Small Company Portfolio       -  This Portfolio seeks to provide high total return by
                                          investing at least 80% of the value of its assets in
                                          small U.S. companies whose market capitalizations are
                                          equal to those within the universe of the S&P SmallCap
                                          600 Index stocks.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Nasdaq-100 Index Portfolio             -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                          represented by the Nasdaq-100 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Nasdaq-100 Index.
Russell 2000 Small Cap Index           -  This Portfolio seeks investment results that correspond
Portfolio                                 to the investment performance of U.S. common stocks, as
                                          represented by the Russell 2000 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Russell 2000 Index.
S&P MidCap 400 Index Portfolio         -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                          represented by the S&P MidCap 400 Index. The Portfolio
                                          will attempt to achieve, in both rising and falling
                                          markets, a correlation of at least 95% between the total
                                          return of its net assets before expenses and the total
                                          return of the S&P MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Equity Income Portfolio                -  This Portfolio seeks to provide substantial dividend
                                          income and long-term capital appreciation by investing
                                          primarily in dividend-paying common stocks of established
                                          companies considered by the adviser to have favorable
                                          prospects for both increasing dividends and capital
                                          appreciation.
Mid-Cap Growth Portfolio               -  This Portfolio seeks to provide long-term capital
                                          appreciation by investing primarily in mid-cap stocks
                                          with the potential for above-average earnings growth. The
                                          investment adviser defines mid-cap companies as those
                                          whose market capitalization falls within the range of
                                          companies in either the Standard & Poor's Mid-Cap
                                          400 Index or the Russell Mid-Cap Growth Index.
New America Growth Portfolio           -  This Portfolio seeks to provide long-term growth of
                                          capital by investing primarily in the common stocks of
                                          companies operating in sectors the investment adviser
                                          believes will be the fastest growing in the U.S.
                                          Fast-growing companies can be found across an array of
                                          industries in today's "new America".
Personal Strategy Balanced Portfolio   -  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation
                                          and income. The Portfolio pursues its objective by
                                          investing in a diversified portfolio typically consisting
                                          of approximately 60% stocks, 30% bonds and 10% money
                                          market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
International Stock Portfolio          -  This Portfolio seeks to provide capital appreciation
                                          through investments primarily in established companies
                                          based outside the United States.

    The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

    We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

    Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

    We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

    In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

    If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -   combine the Account with our other separate accounts.

    In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

--------------------------------------------------------------------------------

DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------

ISSUANCE OF A CONTRACT


    You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), a broker-dealer having a selling agreement with EquiTrust Marketing or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified

    Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We do not apply a maximum age for owners on the Contract Date.


    Although we don't anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.
--------------------------------------------------------------------------------

PREMIUMS

    The minimum initial premium amount the Company will accept is $1,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

    You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.


    If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

--------------------------------------------------------------------------------

FREE-LOOK PERIOD

    We provide for an initial "free-look" period during which time you have the right to return the Contract within 20 days after you receive it. (Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

        -   premiums paid, or

        - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.
--------------------------------------------------------------------------------

ALLOCATION OF PREMIUMS

    Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.


    You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.)


        - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


        - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Home Office, unless the allocation percentages are changed.



        - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.


        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

    Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.
--------------------------------------------------------------------------------

VARIABLE ACCUMULATED VALUE

    The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.


    CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.



    DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:


        -   any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

    We will decrease the number of units in each Subaccount by:

        -   any amounts withdrawn,

        -   applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.


    DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by
    (b) where:


          (a) is the net result of:


                  1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                  2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus



                  3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus



                  4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus



                  5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.



          (b) is the number of units outstanding at the end of the preceding Valuation Period.

--------------------------------------------------------------------------------

TRANSFER PRIVILEGE


    You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.


        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

        - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

        - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.


        - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.


        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")


    All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.


    You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

    We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

    CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS AND SURRENDERS


    PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.


        -   The minimum amount which you may partially withdraw is $500.

        - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

    We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge) -- AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

    You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

    Should your partial withdrawal result in a full surrender of you Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Home Office.


    SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. You may choose to have the Net Accumulated Value distributed to you as follows:


        -   under a payment option, or

        -   in a lump sum.


    FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.



        - Facsimile requests must be directed to 1-515-226-6870 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.



        - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.



        - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.



        - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office.



        - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

        - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.



           CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.



        - We reserve the right to deny any transaction request made by facsimile.



    We may terminate this privilege at any time.


    SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."
--------------------------------------------------------------------------------

TRANSFER AND WITHDRAWAL OPTIONS


    You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Home Office. The options selected will remain in effect until we receive a written termination request from you at the Home Office.


    AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Certificate Year to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

        - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

        - This feature is free and is not considered in the twelve free transfers during a Contract Year.


        - This feature cannot be utilized in combination with the dollar cost averaging program.


    DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

    To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

        -   The minimum amount of each transfer is $100.

        - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

        - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

        - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.


        - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.


    SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

        - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

        - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).


        -   The minimum amount which you may withdraw is $100.


        - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

        - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

        - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

        - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

        - You may change the amount and frequency upon written request to our Home Office.


        - This feature cannot be utilized in combination with the dollar cost averaging program.


    We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.
--------------------------------------------------------------------------------

DEATH BENEFIT BEFORE THE RETIREMENT DATE

    DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

    The surviving Owners or new Owners are afforded the following options:

             1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

             2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

                  (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                  (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Owner, or over a period that does not exceed the life expectancy of the Owner.

    Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

    Other rules may apply to a Qualified Contract.

    DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

    If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

        - the sum of the premiums paid, less the sum of all partial withdrawl reductions (including applicable surrender charges);

        -   the Accumulated Value; or

        -   the Performance Enhanced Death Benefit (PEDB) amount.


    On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calcuate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.



    We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the oldest Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.


    If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

        -   the Accumulated Value.

    A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a) is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c) is the Accumulated Value immediately prior to withdrawal.

    We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

    If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

        - payments under the option begin within 1 year of the Annuitant's death, and

        - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

    If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

    Other rules may apply to a Qualified Contract.

    INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) There is no charge for this rider. This rider may not be available on certain Qualified Contracts.

    If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

          (a) is the Accumulated Value; and

          (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

    The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

    This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

    The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                        TOTAL
                       PREMIUMS   ACCUMULATED                               INCREMENTAL
DATE                     PAID        VALUE        GAIN     DEATH BENEFIT   DEATH BENEFIT
5/1/2004               $100,000    $100,000     $      0      $100,000        $     0
5/1/2024               $100,000    $450,000     $350,000      $450,000        $50,000



    If we receive Due Proof of Death on May 1, 2024, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

--------------------------------------------------------------------------------

DEATH BENEFIT AFTER THE RETIREMENT DATE

    If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

    If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

    Other rules may apply to a Qualified Contract.
--------------------------------------------------------------------------------

PROCEEDS ON THE RETIREMENT DATE

    You select the Retirement Date. For Non-Qualified Contracts, the Retirement Date may not be after the later of the Annuitant's age 70 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date must be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.


    On the Retirement Date, we will apply the proceeds under a life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.


    You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


        - we must receive a Written Notice at the Home Office at least 30 days before the current Retirement Date;



        - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and


        - the requested Retirement Date must be no later than the Annuitant's 70th birthday or any earlier date required by law.
--------------------------------------------------------------------------------

PAYMENTS

    We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

        - the SEC permits by an order the postponement for the protection of Owners; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

    If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

    We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.


    If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

--------------------------------------------------------------------------------


ABUSIVE TRADING PRACTICES



    We do not permit excessive trading or market timing activities. Such practices can disrupt the management strategies of the Investment Options and increase expenses, which are borne by all Owners. We reserve the right to reject excessive transfers or purchases by market timers if the trade would disrupt the management of the Account or any Investment Option. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Owners. These modifications may include, but are not limited to, requiring a minimum time period between each transfer or limiting the dollar amount that an Owner may transfer at any one time.

--------------------------------------------------------------------------------


MODIFICATION


    You may modify your Contract only if one of our officers agrees in writing to such modification.

    Upon notification to you, we may modify your Contract if:

        - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

        - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -   necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

    We will make the appropriate endorsement to your Contract in the event of most such modifications.
--------------------------------------------------------------------------------

REPORTS TO OWNERS

    We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.
--------------------------------------------------------------------------------

INQUIRIES

    You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

--------------------------------------------------------------------------------

THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------

    You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

    IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THIS INVESTMENT OPTION.

    The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

    The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

    Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

    We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

    CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

        - amounts allocated and transferred to the Declared Interest Option, plus

        -   interest credited, less

        -   amounts deducted, transferred or withdrawn.
--------------------------------------------------------------------------------

TRANSFERS FROM DECLARED INTEREST OPTION


    You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first nine Contract Years.


CONTRACT YEAR IN WHICH   CHARGE AS PERCENTAGE OF
  WITHDRAWAL OCCURS          AMOUNT WITHDRAWN
1                                  8.5%
2                                    8
3                                  7.5
4                                    7
5                                  6.5
6                                    6
7                                    5
8                                    3
9                                    1
10 and after                         0


    If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

    If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken during the Contract Year.


    SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive payment option 1 or a life contingent payment option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

    WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.
--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE


    We apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

    We currently waive the annual administrative charge:

        -   with an initial premium payment of $50,000 or greater, or

        - if the Accumulated Value is $50,000 or greater on your Contract Anniversary.

    We may terminate this waiver at any time.
--------------------------------------------------------------------------------

TRANSFER PROCESSING FEE

    We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

    The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

    We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.
--------------------------------------------------------------------------------

INVESTMENT OPTION EXPENSES

    The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)
--------------------------------------------------------------------------------

PREMIUM TAXES

    Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

--------------------------------------------------------------------------------

OTHER TAXES

    Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

--------------------------------------------------------------------------------

PAYMENT OPTIONS
--------------------------------------------------------------------------------


    The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract;
    (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.



    Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option. The supplemental agreement will show the rights and benefits of the payee(s) under the payment option selected.


    You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

    The annuity payment date is the date you select as of which we compute annuity payments. If you elect to reserve variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

    Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.
--------------------------------------------------------------------------------

DESCRIPTION OF PAYMENT OPTIONS

    OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

    OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

    OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

    OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

    OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

    OPTION 6--JOINT AND ONE-HALF TO SURVIVING SPOUSE. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

    OPTION 7--JOINT AND 100% TO SURVIVOR MONTHLY LIFE INCOME OPTION. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

    ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.
--------------------------------------------------------------------------------

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

    While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

    We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Home Office.

    We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

        -   the form and duration of the payment option chosen;

        -   the payee's age and sex;

        - the amount of proceeds applied to purchase the fixed annuity payments, and

        -   the applicable annuity purchase rates.

    We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

    We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

        (1)  the total proceeds would be less than $2,000;

        (2)  the amount of each payment would be less than $20; or

        (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.

    Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

    VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 3 and 7. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

        -   the dollar amount of proceeds being applied to a payment option;

        -   the payment option selected;

        -   the age and sex of the Annuitant; and


        - the assumed interest rate used in the variable payment option tables (4% per year).


    We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.


    An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is an transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).


    We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

    The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

           (a) is the annuity unit value for the immediately preceding Valuation Period;

           (b) is the net investment factor for that Valuation Period (described below); and


           (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

    We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

        (x) is the net result of:

           1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

           2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

           3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

           4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount.

        (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period

        (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

    If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

    For variable annuity payments, we reserve the right to:

           (1) refuse the election of a payment option if total proceeds are less than $5,000;

           (2) refuse to make payments of less than $50 each; or

           (3) make payments at less frequent intervals if payments will be less than $50 each.


    VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.



    VARIABLE PAYMENT OPTIONS--SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in the guaranteed period of a variable payment option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a payment option. The surrender value is equal to the commuted value of remaining payments in the guaranteed period of a variable payment option.



    The commuted value is the present value of the remaining stream of payments in the guaranteed period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.


    Please refer to APPENDIX A for more information on variable annuity payments.

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--------------------------------------------------------------------------------

YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

    The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

    The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

    The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

    Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

    In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research

    Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

    The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

    We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

--------------------------------------------------------------------------------

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

    This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

    A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

        - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

        -   receiving distributions from a Qualified Contract

    in order to continue to receive favorable tax treatment.

    Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

--------------------------------------------------------------------------------

TAX STATUS OF THE CONTRACT

    The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.


    OWNER CONTROL. In certain circumstances, Owners of Contracts may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their Contracts. In those circumstances, income and gains from the separate account assets would be includable in the Contract Owner's gross income. The IRS has stated in published rulings that a Contract Owner will be considered the Owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."



    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Contract Owner being treated as the Owner of a pro-rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Account.


    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

        - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

        - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

    These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated

    Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

    Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

    Other rules may apply to Qualified Contracts.
--------------------------------------------------------------------------------

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

    IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

    NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

        - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

        -   the Contract is issued in connection with certain Qualified Plans;

        - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

        - the Contract is used in connection with a structured settlement agreement; or

        - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

    THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

    PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

    Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

    In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

    Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
    Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

        - if distributed under a payment option, they are taxed in the same way as annuity payments.

    For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -   made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

        -   attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements;

        - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

        - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

    Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

    ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.
--------------------------------------------------------------------------------

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

    Certain tax consequences may result upon:

        -   a transfer of ownership of a Contract,

        - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

        -   the selection of certain Retirement Dates, or

        -   the exchange of a Contract.

    An owner contemplating any of these actions should consult their tax adviser.
--------------------------------------------------------------------------------

WITHHOLDING

    Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


    Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, governmental section 457 plan or IRA.

--------------------------------------------------------------------------------

MULTIPLE CONTRACTS


    All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

--------------------------------------------------------------------------------

TAXATION OF QUALIFIED CONTRACTS

    The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -   contributions in excess of specified limits;

        -   distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -   other specified circumstances.

    Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

    CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

    The Internal Revenue Service has not yet reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

    SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

    SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

    ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -   before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

    TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -   earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

    Distribution of those amounts may only occur upon:

        -   death of the employee,

        -   attainment of age 59 1/2,


        -   severance of employment,


        -   disability, or

        -   financial hardship.

    In addition, income attributable to elective contributions may not be distributed in the case of hardship.

    DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

    RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

--------------------------------------------------------------------------------

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

    The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.
--------------------------------------------------------------------------------

OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

    The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents, who in addition to being licensed by applicable state insurance authorities to sell the variable annuity contracts and/or variable life insurance policies for the Company, are also registered representatives of EquiTrust Marketing, broker-dealers having selling agreements with EquiTrust Marketing or broker-dealers having selling agreements with such broker-dealers. EquiTrust Marketing is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc. ("NASD") and is an affiliate of the Company.

    EquiTrust Marketing serves as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Account pursuant to an Underwriting Agreement between the Company and EquiTrust Marketing and is not obligated to sell any specific number of Contracts. EquiTrust Marketing's principal business address is the same as that of the Company.


    The Company may pay broker-dealers with selling agreements up to an amount equal to 9.5% of the premiums paid under a Contract during the first Contract Year, 3% of the premiums paid in the second through ninth Contract Years and 1% of the premiums paid in the tenth and subsequent Contract Years, as well as other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. The Company may also pay a trail commission up to 0.25% of the premiums paid under a Contract during the second through ninth Contract Years and 0.40% of the premiums paid in the tenth and subsequent Contract Years. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."


    Under the Public Disclosure Program, NASD Regulation ("NASDR") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASDR.

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


    The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.


--------------------------------------------------------------------------------

VOTING RIGHTS
--------------------------------------------------------------------------------

    To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

    The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

    The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

    The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited balance sheets of the Company as of December 31, 2002 and 2001, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002 and the financial statement schedules, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2002 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information.


    The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

--------------------------------------------------------------------------------

APPENDIX A
--------------------------------------------------------------------------------

CALCULATING VARIABLE ANNUITY PAYMENTS

    The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

     WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


     HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.10%, 6.20%, 9.10%, and 12.00%. Net of all expenses, these constant returns are: (2.20)%, 0.90%, 4.00%, 6.90%, and 9.80%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.


    THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL AGREEMENTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and for the life contingent options, upon the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."


     ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:


        -   The hypothetical Contract is a Non-Qualified Contract

        - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

        - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

        - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.10%, 6.20%, 9.10%, and 12.00%



        -   Assumed Interest Rate is 4% per year


        -   The payee elects to receive monthly variable annuity payments

        - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

    For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."


     ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."


     THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

        -   the amount of proceeds applied

        -   the annuity payment option selected

        - the annuity purchase rates in the supplemental agreement on the effective date

        - the Assumed Interest Rate under the supplemental agreement on the effective date

        -   the age of the payee

        -   in most cases, the sex of the payee


    For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                   INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
                         ASSUMING A CONSTANT RATE OF RETURN



CONTRACT      0.00% GROSS   3.10% GROSS   6.20% GROSS   9.10% GROSS   12.00% GROSS
YEAR          -2.20% NET     0.90% NET     4.00% NET     6.90% NET     9.80% NET
1               $1,000        $1,000        $1,000        $1,000         $1,000
2                  940           970         1,000         1,028          1,056
3                  884           941         1,000         1,057          1,115
4                  832           913         1,000         1,086          1,177
5                  782           886         1,000         1,116          1,242
6                  735           860         1,000         1,147          1,312
7                  692           834         1,000         1,179          1,385
8                  650           809         1,000         1,212          1,462
9                  612           785         1,000         1,246          1,544
10                 575           762         1,000         1,281          1,630
11                 541           739         1,000         1,317          1,721
12                 509           717         1,000         1,353          1,817
13                 478           695         1,000         1,391          1,918
14                 450           675         1,000         1,430          2,025
15                 423           655         1,000         1,470          2,138
16                 398           635         1,000         1,511          2,257
17                 374           616         1,000         1,553          2,383
18                 352           598         1,000         1,596          2,516
19                 331           580         1,000         1,641          2,656
20                 311           563         1,000         1,686          2,804
21                 292           546         1,000         1,733          2,961
22                 275           530         1,000         1,782          3,126
23                 259           514         1,000         1,831          3,300
24                 243           499         1,000         1,882          3,484
25                 229           484         1,000         1,935          3,678

--------------------------------------------------------------------------------


APPENDIX B

--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION



    The Account commenced operations on July 1, 1998; however, no premiums were received until July 27, 1998. The information presented below reflects the accumulation unit information for the Subaccounts for each period specified below ending on December 31.*



                                                  ACCUMULATION      ACCUMULATION
                                                  UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                      BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Appreciation
  1998                                             $10.000000        $10.669542          3,614.933000
  1999                                              10.669542         11.718814         85,217.615202
  2000                                              11.718814         11.498071        122,220.137969
  2001                                              11.498071         10.282428        124,006.831730
  2002                                              10.282428          8.444673        120,829.074682
Developing Leaders
  1998                                             $10.000000        $10.269415             11.061000
  1999                                              10.269415         12.242681         22,535.022794
  2000                                              12.242681         13.961778         63,272.729224
  2001                                              13.961778         12.926457         78,715.010965
  2002                                              12.926457         10.309323         83,224.432995
Disciplined Stock
  1998                                             $10.000000        $10.000000              0.000000
  1999                                              10.000000         11.687455         41,071.619702
  2000                                              11.687455         10.512537        106,296.070096
  2001                                              10.512537          8.990404        109,889.249401
  2002                                               8.990404          6.860234         95,548.521305
Dreyfus Growth and Income
  1998                                             $10.000000        $11.256146          2,158.371927
  1999                                              11.256146         12.902240         22,626.838739
  2000                                              12.902240         12.321092         44,225.085162
  2001                                              12.321092         11.439940         47,347.096372
  2002                                              11.439940          8.423077         47,579.291219
International Equity
  1998                                             $10.000000        $10.000000              0.000000
  1999                                              10.000000         15.457658          4,070.221426
  2000                                              15.457658         12.818759         19,749.527923
  2001                                              12.818759          8.950733         21,626.737505
  2002                                               8.950733          7.419688         20,831.883413
Socially Responsible Growth(1)
  2001                                             $10.000000        $10.000000              0.000000
  2002                                              10.000000          7.278839          2,124.948681

                                                  ACCUMULATION      ACCUMULATION
                                                  UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                      BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Blue Chip(1)
  1998                                             $10.000000        $10.423813          8,174.863023
  1999                                              10.423813         12.431596         85,548.961144
  2000                                              12.431596         11.215293        138,161.637907
  2001                                              11.215293          9.810713        138,925.631356
  2002                                               9.810713          7.829177        128,566.509681
High Grade Bond(1)
  1998                                             $10.000000        $10.075191          4,671.412000
  1999                                              10.075191          9.892067         39,457.829014
  2000                                               9.892067         10.842686         44,882.204526
  2001                                              10.842686         11.665991         73,757.352404
  2002                                              11.665991         12.468546         89,292.007343
Managed(1)
  2001                                             $10.000000        $ 9.975789          1,456.627644
  2002                                               9.975789          9.661164         16,168.149465
Money Market
  1998                                             $10.000000        $10.032811              0.000000
  1999                                              10.032811         10.329596         55,439.314797
  2000                                              10.329596         10.789987         18,074.460538
  2001                                              10.789987         11.017815         20,314.929811
  2002                                              11.017815         10.992233         18,279.942007
Strategic Yield
  1998                                             $10.000000        $10.017447          2,455.412000
  1999                                              10.017447          9.804943         21,666.360604
  2000                                               9.804943          9.964735         47,461.677041
  2001                                               9.964735         10.733825         60,300.499896
  2002                                              10.733825         11.163574         67,585.230171
Value Growth
  1998                                             $10.000000        $10.000000              0.000000
  1999                                              10.000000          9.586020          3,043.108739
  2000                                               9.586020         11.037744         11,195.391729
  2001                                              11.037744         11.645274         22,098.689299
  2002                                              11.645274         10.286185         27,863.359318
Equity Income
  1998                                             $10.000000        $10.830517          2,162.991847
  1999                                              10.830517         11.012831         19,269.109967
  2000                                              11.012831         12.352071         24,354.135395
  2001                                              12.352071         12.359320         41,397.938888
  2002                                              12.359320         10.588895         50,724.890401

                                                  ACCUMULATION      ACCUMULATION
                                                  UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                      BEGINNING OF YEAR    END OF YEAR       END OF YEAR
International Stock
  1998                                             $10.000000        $10.207937             11.061000
  1999                                              10.207937         13.405786         11,096.300909
  2000                                              13.405786         10.896621         18,149.581787
  2001                                              10.896621          8.357317         19,179.848816
  2002                                               8.357317          6.733628         22,252.421367
Mid-Cap Growth
  1998                                             $10.000000        $10.986575          6,437.534754
  1999                                              10.986575         13.252868         22,761.130652
  2000                                              13.252868         14.222290         47,273.050949
  2001                                              14.222290         13.896462         50,157.370348
  2002                                              13.896462         10.791665         53,859.238955
New America Growth
  1998                                             $10.000000        $11.513790          3,614.933000
  1999                                              11.513790         12.736882         26,194.175446
  2000                                              12.736882         11.293087         30,498.166355
  2001                                              11.293087          9.816829         33,043.041487
  2002                                               9.816829          6.939013         30,819.393200
Personal Strategy Balanced
  1998                                             $10.000000        $10.827557          2,180.318195
  1999                                              10.827557         11.536617         33,551.547632
  2000                                              11.536617         12.039889         58,174.369454
  2001                                              12.039889         11.586503         77,931.491189
  2002                                              11.586503         10.534610        110,759.719200
VP Ultra(1)
  2001                                             $10.000000        $10.955000              2.000000
  2002                                              10.955000          8.349595          3,042.214681
VP Vista(1)
  2001                                             $10.000000        $10.121664            118.552642
  2002                                              10.121664          8.013354          1,462.376388
Contrafund(1)
  2001                                             $10.000000        $10.000000             87.798000
  2002                                              10.000000          8.939970         12,083.651547
Growth(1)
  2001                                             $10.000000        $11.026446          1,740.211739
  2002                                              11.026446          7.599097         26,678.051633
Fidelity Growth & Income(1)
  2001                                             $10.000000        $10.742221          1,361.378647
  2002                                              10.742221          8.833017         10,036.703003
High Income(1)
  2001                                             $10.000000        $10.119594             44.484000
  2002                                              10.119594         10.207529          5,643.464944

                                                  ACCUMULATION      ACCUMULATION
                                                  UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                      BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Index 500(1)
  2001                                             $10.000000        $10.832622          2,033.130069
  2002                                              10.832622          8.305142         12,031.423920
MidCap(1)
  2001                                             $10.000000        $10.613796            757.140021
  2002                                              10.613796          9.259562         16,658.239942
Overseas(1)
  2001                                             $10.000000        $10.000000              0.000000
  2002                                              10.000000          7.711346          3,961.309510
Franklin Small Cap(1)
  2001                                             $10.000000        $10.688000              0.000000
  2002                                              10.688000          7.516862          7,539.663430
Small Cap Value Securities(1)
  2001                                             $10.000000        $11.068760            127.167812
  2002                                              11.068760          9.906234          1,031.171909
U.S. Government(1)
  2001                                             $10.000000        $ 9.914482            256.807161
  2002                                               9.914482         10.733360          8,651.551103
Mutual Shares Securities(1)
  2001                                             $10.000000        $10.040921             19.550000
  2002                                              10.040921          8.730078         11,188.592838
Growth Securities(1)
  2001                                             $10.000000        $10.339367            172.691426
  2002                                              10.339367          8.310396          8,383.509495
Mid-Cap Value(1)
  2001                                             $10.000000        $10.000000              0.000000
  2002                                              10.000000         10.071216          2,600.615513
Small Company(1)
  2001                                             $10.000000        $10.000000              0.000000
  2002                                              10.000000          8.078082          3,416.710092
Nasdaq-100 Index(1)
  2001                                             $10.000000        $10.401242             54.755000
  2002                                              10.401242          6.414510         11,784.307119
Russell 2000 Small Cap Index(1)
  2001                                             $10.000000        $11.101472            133.841710
  2002                                              11.101472          8.642162          5,388.192300
S&P MidCap 400 Index(1)
  2001                                             $10.000000        $11.499072             31.127728
  2002                                              11.499072          9.626265          9,106.831897



    * The Franklin Real Estate Subaccount was not part of the Account at December 31, 2002; therefore, accumulation unit information is not available.



    (1) Available October 1, 2001.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE
                                                              --------
GENERAL INFORMATION ABOUT THE COMPANY.......................     1
ADDITIONAL CONTRACT PROVISIONS..............................     1
      The Contract..........................................     1
      Incontestability......................................     1
      Misstatement of Age or Sex............................     1
      Non-Participation.....................................     1
CALCULATION OF YIELDS AND TOTAL RETURNS.....................     1
      Money Market Subaccount Yields........................     1
      Other Subaccount Yields...............................     3
      Average Annual Total Returns..........................     3
      Other Total Returns...................................     8
      Effect of the Administrative Charge on Performance
       Data.................................................     8
LEGAL MATTERS...............................................     8
EXPERTS.....................................................     8
OTHER INFORMATION...........................................     9
FINANCIAL STATEMENTS........................................     9


                                    SAI-TOC

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City, State, Zip
-------------------------------------------------------------------------------

TEAR AT PERFORATION

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                        EQUITRUST LIFE INSURANCE COMPANY


                             5400 University Avenue
                          West Des Moines, Iowa 50266


                         EQUITRUST LIFE ANNUITY ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by EquiTrust Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address shown above or calling us at the phone number shown on the cover of the Prospectus.



                                  May 1, 2003

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION ABOUT THE COMPANY.......................     1
ADDITIONAL CONTRACT PROVISIONS..............................     1
      The Contract..........................................     1
      Incontestability......................................     1
      Misstatement of Age or Sex............................     1
      Non-Participation.....................................     1
CALCULATION OF YIELDS AND TOTAL RETURNS.....................     1
      Money Market Subaccount Yields........................     1
      Other Subaccount Yields...............................     3
      Average Annual Total Returns..........................     3
      Other Total Returns...................................     8
      Effect of the Administrative Charge On Performance
       Data.................................................     8
LEGAL MATTERS...............................................     8
EXPERTS.....................................................     8
OTHER INFORMATION...........................................     9
FINANCIAL STATEMENTS........................................     9

--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------


    One hundred percent of the outstanding voting shares of the Company are owned by Farm Bureau Life Insurance Company which is 100% owned by FBL Financial Group, Inc. At December 31, 2002, Iowa Farm Bureau Federation owned 56.30% of the outstanding voting stock of FBL Financial Group, Inc.


    Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

ADDITIONAL CONTRACT PROVISIONS
--------------------------------------------------------------------------------

THE CONTRACT

    The Contract includes the basic Contract, the application, any supplemental applications, and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.
--------------------------------------------------------------------------------

INCONTESTABILITY

    We will not contest the Contract from its Contract Date.
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.
--------------------------------------------------------------------------------

NON-PARTICIPATION

    The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

    The net change in account value reflects:

        - net income from the Investment Option attributable to the hypothetical account; and

        - charges and deductions imposed under the Contract attributable to the hypothetical account.

    The charges and deductions include per unit charges for the hypothetical account for:

        -   the annual administrative charge and

        -   the mortality and expense risk charge.

    For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $45 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =    the net change in the value of the Investment Option
          (exclusive of realized gains or losses on the sale of
          securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
          period attributable to a hypothetical account having a
          balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS - ES)/UV))TO THE POWER OF 365/7 - 1

Where:

NCS  =    the net change in the value of the Investment Option
          (exclusive of realized gains or losses on the sale of
          securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
          period attributable to a hypothetical account having a
          balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

    The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

    The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -   changes in interest rates on money market securities,

        -   the average portfolio maturity of the Money Market Investment
            Option,

        - the quality of portfolio securities held by this Investment Option, and

        -   the operating expenses of the Money Market Investment Option.

    Yields may also be presented for other periods of time.

--------------------------------------------------------------------------------

OTHER SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

    The yield is computed by:

        1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by

        2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

        3)  compounding that yield for a six-month period; and by

        4)  multiplying that result by 2.

    The annual administrative charge (deducted at the beginning of each Contract
    Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF 6 - 1)

Where:

NI   =    net investment income of the Investment Option for the
          30-day or one-month period attributable to the subaccount's units.

ES   =    expenses of the subaccount for the 30-day or one-month
          period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close of the last day in the 30-day or one-month period.

    The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

    The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

    The surrender charge is not considered in the yield calculation.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.


    Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.



    Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:


TR = (ERV/P) TO THE POWER OF 1/N - 1

Where:

TR   =    the average annual total return net of subaccount recurring charges.

ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the
          period.

P    =    a hypothetical initial payment of $1,000.

N    =    the number of years in the period.


    Average annual total return quotations for the Subaccounts for the period ended December 31, 2002 are shown in the table below.



                    AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                            (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE        SUBACCOUNT
                                                     1                 5                10            SUBACCOUNT      INCEPTION
SUBACCOUNT                                         YEAR              YEARS             YEARS           INCEPTION         DATE
American Century
  VP Ultra-Registered Trademark- Fund                 -30.58%               --                --            -19.66%    10/01/01
  VP Vista Fund                                       -27.89                --                --            -22.28     10/01/01
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                        25.19                --                --             -5.78     07/01/98
  VIF Developing Leaders Portfolio--Initial
    Share Class                                       -27.35                --                --             -1.42     07/01/98
  VIF Disciplined Stock Portfolio--Initial
    Share Class                                       -30.49                --                --            -10.24     07/01/98
  VIF Growth and Income Portfolio--
    Initial Share Class                               -32.93                --                --             -5.83     07/01/98
  VIF International Equity Portfolio--
    Initial Share Class                               -24.49                --                --             -8.62     07/01/98
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)                     *                --                --            -28.38     10/01/01
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                 -27.01                --                --             -7.38     07/01/98
  High Grade Bond Portfolio                            -2.10                --                --              2.92     07/01/98
  Managed Portfolio                                   -11.78                --                --             -9.66     10/01/01
  Money Market Portfolio                               -9.12                --                --              0.02     07/01/98
  Strategic Yield Portfolio                            -4.96                --                --              0.37     07/01/98
  Value Growth Portfolio                              -19.54                --                --             -1.59     07/01/98
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                                 *                --                --            -15.50     10/01/01
  VIP Growth Portfolio                                -37.22                --                --            -25.53     10/01/01
  VIP Growth & Income Portfolio                       -25.10                --                --            -15.04     10/01/01
  VIP High Income Portfolio(2)                         -7.10                --                --             -4.84     10/01/01
  VIP Index 500 Portfolio                             -30.16                --                --            -20.01     10/01/01
  VIP Mid Cap Portfolio(3)                            -19.17                --                --            -11.50     10/01/01
  VIP Overseas Portfolio                                   *                --                --            -24.97     10/01/01

                                                                                                         SINCE        SUBACCOUNT
                                                     1                 5                10            SUBACCOUNT      INCEPTION
SUBACCOUNT                                         YEAR              YEARS             YEARS           INCEPTION         DATE
Franklin Templeton
  Franklin Real Estate Fund(4)(5)                         --                --                --                --     05/01/03
  Franklin Small Cap Fund(4)                          -35.94%               --                --            -26.18%    10/01/01
  Franklin Small Cap Value Securities
  Fund(4)                                             -18.48                --                --             -7.83     10/01/01
  Franklin U.S. Government Fund(4)                     -0.73                --                --             -1.68     10/01/01
  Mutual Shares Securities Fund(4)                    -20.80                --                --            -16.73     10/01/01
  Templeton Growth Securities Fund(4)                 -26.79                --                --            -19.97     10/01/01
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                         *                --                --             -7.00     10/01/01
  JPMorgan Small Company Portfolio                         *                --                --            -22.11     10/01/01
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                          -43.86                --                --            -35.06     10/01/01
  Russell 2000 Small Cap Index Portfolio              -29.09                --                --            -17.41     10/01/01
  S&P MidCap 400 Index Portfolio                      -23.75                --                --             -9.93     10/01/01
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                             -21.96                --                --             -0.82     07/01/98
  Mid-Cap Growth Portfolio                            -29.26                --                --             -0.39     07/01/98
  New America Growth Portfolio                        -35.61                --                --             -9.90     07/01/98
  Personal Strategy Balanced Portfolio                -17.18                --                --             -0.94     07/01/98
T. Rowe Price International Series, Inc.
  International Stock Portfolio                       -26.61                --                --            -10.51     07/01/98



* The Subaccount did not receive any premium payments until after January 1, 2002; therefore, one-year total return information is not available.



(1) Because Service shares were not offered until December 31, 2000, the Subaccount returns shown reflect the Fund's Initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of share (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(4) Because Class 2 shares were not offered until January 6, 1999, performance for prior periods reflects the Portfolio's Class 1 shares, adjusted for the mortality and expense risk charge. For periods beginning on January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. Had Class 2 shares been available for the entire time period, the returns shown would have been lower.



(5) The Franklin Real Estate Subaccount was not part of the Account at December 31, 2002; therefore, total return information is not available.



    INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

    The table below provides the adjusted historical performance of the corresponding Investment Option in which each of these Subaccounts invest. This information reflects each Investment Option's operating expenses and the effect of the mortality and expense risk charge and annual administrative charge under the Contract.



            ADJUSTED AVERAGE ANNUAL TOTAL RETURNS FOR INVESTMENT OPTIONS
                            (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE        INVESTMENT
                                                                                                      INVESTMENT        OPTION
                                                     1                 5                10              OPTION        INCEPTION
INVESTMENT OPTION                                  YEAR              YEARS             YEARS           INCEPTION         DATE
American Century
  VP Ultra-Registered Trademark- Fund                 -30.97%                                               -22.31%    05/01/01
  VP Vista Fund                                       -28.22                                                -22.25     05/01/01
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                       -25.48             -1.46%               --              8.34     04/05/93
  VIF Developing Leaders Portfolio--Initial
    Share Class                                       -27.69             -2.71             10.72%            22.63     08/31/90
  VIF Disciplined Stock Portfolio--Initial
    Share Class                                       -30.88             -4.89                --              2.88     04/30/96
  VIF Growth and Income Portfolio--
    Initial Share Class                               -33.37             -5.56                --              6.25     05/02/94
  VIF International Equity Portfolio--
    Initial Share Class                               -24.78             -6.75                --             -1.18     05/02/94
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)                -36.86             -7.03                --              5.05     10/07/93
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                 -27.64             -4.30              6.72              8.73     10/15/90
  High Grade Bond Portfolio                            -1.98              3.81              5.52              6.91     10/17/87
  Managed Portfolio                                   -11.84              0.37              6.69              7.04     10/17/87
  Money Market Portfolio                               -9.13              0.79              2.33              2.60     02/20/90
  Strategic Yield Portfolio                            -4.92              1.49              5.86              7.42     10/17/87
  Value Growth Portfolio                              -19.74             -7.67              2.39              2.62     10/17/87
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                            -18.75              0.50                --             10.00     01/03/95
  VIP Growth Portfolio                                -37.73             -3.52              6.59              8.55     10/09/86
  VIP Growth & Income Portfolio                       -25.39             -2.43                --              2.22     12/31/96
  VIP High Income Portfolio(2)                         -7.05             -9.30              1.50              4.84     09/19/85
  VIP Index 500 Portfolio                             -30.55             -3.99              7.19              7.53     08/27/92
  VIP Mid Cap Portfolio(3)                            -19.36                --                --             12.10     12/29/98
  VIP Overseas Portfolio                              -28.75             -7.06              2.85              2.39     01/28/87
Franklin Templeton
  Franklin Real Estate Fund(4)                         -8.28             -0.74              8.19              7.77     01/24/89
  Franklin Small Cap Fund(4)                          -36.44             -3.13                --              4.05     11/01/95
  Franklin Small Cap Value Securities
  Fund(4)                                             -18.67                --                --             -2.84     05/01/98
  Franklin U.S. Government Fund(4)                     -0.58              3.64              5.20              5.99     03/14/89
  Mutual Shares Securities Fund(4)                    -21.00              0.77                --              3.88     11/08/96
  Templeton Growth Securities Fund(4)                 -27.11             -1.72                --              4.39     03/15/94

                                                                                                         SINCE        INVESTMENT
                                                                                                      INVESTMENT        OPTION
                                                     1                 5                10              OPTION        INCEPTION
INVESTMENT OPTION                                  YEAR              YEARS             YEARS           INCEPTION         DATE
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                     -9.44%               --                --              5.19%    09/28/01
  JPMorgan Small Company Portfolio                    -30.00             -5.83%               --              4.83     01/03/95
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                          -44.50                --                --            -40.85     04/27/00
  Russell 2000 Small Cap Index Portfolio              -29.45                --                --            -12.19     04/27/00
  S&P MidCap 400 Index Portfolio                      -24.06                --                --             -1.70     05/03/99
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                             -22.20             -0.76                --              9.11     03/31/94
  Mid-Cap Growth Portfolio                            -29.64              1.61                --              4.30     12/31/96
  New America Growth Portfolio                        -36.10             -8.56                --              4.10     03/31/94
  Personal Strategy Balanced Portfolio                -17.35              0.09                --              7.33     12/30/94
T. Rowe Price International Series, Inc.
  International Stock Portfolio                       -26.93             -7.31                --             -1.31     03/31/94



(1) Because Service shares were not offered until December 31, 2000, the Investment Option returns shown reflect the Fund's initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of shares (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(4) Because Class 2 shares were not offered until January 6, 1999, performance for prior periods reflects the Portfolio's Class 1 shares, adjusted for the mortality and expense risk charge. For periods beginning on January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. Had Class 2 shares been available for the entire time period, the returns shown would have been lower.


    The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

--------------------------------------------------------------------------------

OTHER TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR  =    The cumulative total return net of subaccount recurring
          charges for the period.

ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

P    =    A hypothetical single payment of $1,000.

--------------------------------------------------------------------------------

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

    We apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

--------------------------------------------------------------------------------


LEGAL MATTERS

--------------------------------------------------------------------------------


    All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.


--------------------------------------------------------------------------------

EXPERTS
--------------------------------------------------------------------------------


    The Account's statements of assets and liabilities as of December 31, 2002 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements then ended, and the balance sheets of the Company at December 31, 2002 and 2001 and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         Report of Independent Auditors

The Board of Directors and Participants
EquiTrust Life Insurance Company

We have audited the accompanying statements of assets and liabilities of EquiTrust Life Annuity Account, comprising the Ultra, Vista, Appreciation, Disciplined Stock, Dreyfus Growth & Income, International Equity, Dreyfus Small Cap, Socially Responsible Growth, Blue Chip, High Grade Bond, Strategic Yield (formerly High Yield Bond), Managed, Money Market, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Small Cap, Franklin Small Cap Value Securities (formerly Franklin Value Securities), Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 Small Cap Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the EquiTrust Life Annuity Account at December 31, 2002, and the results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst & Young LLP

Des Moines, Iowa
March 14, 2003

                         EquiTrust Life Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2002

                                                                      ULTRA            VISTA
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       25,401   $       11,719

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       25,401   $       11,719
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       25,401   $       11,719
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $       25,401   $       11,719
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $       32,079   $       14,709
Shares of mutual fund owned                                             3,455.95         1,437.86

Accumulation units outstanding                                          3,042.21         1,462.38
Accumulation unit value                                           $         8.35   $         8.01

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

                                                                                                       DREYFUS
                                                                                    DISCIPLINED        GROWTH &
                                                                   APPRECIATION        STOCK            INCOME
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $    1,020,362   $      655,485   $      400,764

LIABILITIES                                                                    -                -                -
                                                                  ------------------------------------------------
Net assets                                                        $    1,020,362   $      655,485   $      400,764
                                                                  ================================================

NET ASSETS
Accumulation units                                                $    1,013,197   $      655,485   $      391,838
Contracts in annuitization period                                          7,165                -            8,926
                                                                  ------------------------------------------------
Total net assets                                                  $    1,020,362   $      655,485   $      400,764
                                                                  ================================================

Investments in shares of mutual funds, at cost                    $    1,325,227   $      991,611   $      595,232
Shares of mutual fund owned                                            35,453.86        40,865.66        24,954.17

Accumulation units outstanding                                        119,980.65        95,548.52        46,519.59
Accumulation unit value                                           $         8.44   $         6.86   $         8.42

Annuitized units outstanding                                              848.42                -         1,059.70
Annuitized unit value                                             $         8.44   $            -   $         8.42

                                                                  INTERNATIONAL       DREYFUS
                                                                      EQUITY         SMALL CAP
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $      154,566   $      857,992

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $      154,566   $      857,992
                                                                  ===============================

NET ASSETS
Accumulation units                                                $      154,566   $      847,919
Contracts in annuitization period                                              -           10,073
                                                                  -------------------------------
Total net assets                                                  $      154,566   $      857,992
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $      274,992   $    1,118,855
Shares of mutual fund owned                                            17,664.70        30,210.98

Accumulation units outstanding                                         20,831.88        82,247.36
Accumulation unit value                                           $         7.42   $        10.31

Annuitized units outstanding                                                   -           977.07
Annuitized unit value                                             $            -   $        10.31

SEE ACCOMPANYING NOTES.

                                                                     SOCIALLY
                                                                   RESPONSIBLE
                                                                      GROWTH         BLUE CHIP
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       15,467   $    1,006,570

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       15,467   $    1,006,570
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       15,467   $      999,812
Contracts in annuitization period                                                           6,758
                                                                  -------------------------------
Total net assets                                                  $       15,467   $    1,006,570
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $       17,014   $    1,459,097
Shares of mutual fund owned                                               820.98        36,979.06

Accumulation units outstanding                                          2,124.95       127,703.32
Accumulation unit value                                           $         7.28   $         7.83

Annuitized units outstanding                                                   -           863.19
Annuitized unit value                                             $            -   $         7.83

                                                                    HIGH GRADE
                                                                       BOND        STRATEGIC YIELD     MANAGED
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $    1,113,341   $      754,493   $      156,203

LIABILITIES                                                                    -                -                -
                                                                  ------------------------------------------------
Net assets                                                        $    1,113,341   $      754,493   $      156,203
                                                                  ================================================

NET ASSETS
Accumulation units                                                $    1,113,341   $      754,493   $      156,203
Contracts in annuitization period                                              -                -                -
                                                                  ------------------------------------------------
Total net assets                                                  $    1,113,341   $      754,493   $      156,203
                                                                  ================================================

Investments in shares of mutual funds, at cost                    $    1,075,156   $      777,654   $      159,615
Shares of mutual fund owned                                           107,155.10        86,227.74        12,658.28

Accumulation units outstanding                                         89,292.01        67,585.23        16,168.15
Accumulation unit value                                           $        12.47   $        11.16   $         9.66

Annuitized units outstanding                                                   -                -                -
Annuitized unit value                                             $            -   $            -   $            -

                                                                      MONEY            VALUE
                                                                      MARKET           GROWTH
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $      200,937   $      286,608

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $      200,937   $      286,608
                                                                  ===============================

NET ASSETS
Accumulation units                                                $      200,937   $      286,608
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $      200,937   $      286,608
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $      200,937   $      308,688
Shares of mutual fund owned                                           200,937.38        31,357.52

Accumulation units outstanding                                         18,279.94        27,863.36
Accumulation unit value                                           $        10.99   $        10.29

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

SEE ACCOMPANYING NOTES.

                                                                    CONTRAFUND         GROWTH
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $      108,027   $      202,729

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $      108,027   $      202,729
                                                                  ===============================

NET ASSETS
Accumulation units                                                $      108,027   $      202,729
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $      108,027   $      202,729
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $      116,321   $      247,219
Shares of mutual fund owned                                             5,968.37         8,648.85

Accumulation units outstanding                                         12,083.65        26,678.05
Accumulation unit value                                           $         8.94   $         7.60

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

                                                                  FIDELITY GROWTH
                                                                      & INCOME       HIGH INCOME       INDEX 500
                                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $        88,654   $       58,170   $       99,923

LIABILITIES                                                                     -                -                -
                                                                  -------------------------------------------------
Net assets                                                        $        88,654   $       58,170   $       99,923
                                                                  =================================================

NET ASSETS
Accumulation units                                                $        88,654   $       58,170   $       99,923
Contracts in annuitization period                                               -                -                -
                                                                  -------------------------------------------------
Total net assets                                                  $        88,654   $       58,170   $       99,923
                                                                  =================================================

Investments in shares of mutual funds, at cost                    $        94,604   $       54,698   $      119,926
Shares of mutual fund owned                                              8,163.39         9,909.74         1,000.03

Accumulation units outstanding                                          10,036.70         5,643.46        12,031.42
Accumulation unit value                                           $          8.83   $        10.31   $         8.31

Annuitized units outstanding                                                    -                -                -
Annuitized unit value                                             $             -   $            -   $            -

                                                                      MID-CAP         OVERSEAS
                                                                     SUBACCOUNT      SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       42,042   $       30,547

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       42,042   $       30,547
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       42,042   $       30,547
Contracts in annuitization period                                              -                -
                                                                  --------------   --------------
Total net assets                                                  $       42,042   $       30,547
                                                                  ==============   ==============

Investments in shares of mutual funds, at cost                    $       44,190   $       36,307
Shares of mutual fund owned                                             2,417.58         2,782.06

Accumulation units outstanding                                          4,463.98         3,961.31
Accumulation unit value                                           $         9.42   $         7.71

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

SEE ACCOMPANYING NOTES.

                                                                                      FRANKLIN
                                                                                     SMALL CAP
                                                                     FRANKLIN          VALUE
                                                                    SMALL CAP        SECURITIES
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       56,675   $       10,215

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       56,675   $       10,215
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       56,675   $       10,215
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $       56,675   $       10,215
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $       72,689   $       11,776
Shares of mutual fund owned                                             4,462.57         1,062.96

Accumulation units outstanding                                          7,539.66         1,031.17
Accumulation unit value                                           $         7.52   $         9.91

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

                                                                                       MUTUAL          TEMPLETON
                                                                   FRANKLIN U.S.       SHARES           GROWTH
                                                                    GOVERNMENT       SECURITIES       SECURITIES
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       92,860   $       97,677   $       69,670

LIABILITIES                                                                    -                -                -
                                                                  ------------------------------------------------
Net assets                                                        $       92,860   $       97,677   $       69,670
                                                                  ================================================

NET ASSETS
Accumulation units                                                $       92,860   $       97,677   $       69,670
Contracts in annuitization period                                              -                -                -
                                                                  ------------------------------------------------
Total net assets                                                  $       92,860   $       97,677   $       69,670
                                                                  ================================================

Investments in shares of mutual funds, at cost                    $       91,341   $      109,844   $       89,174
Shares of mutual fund owned                                             6,883.63         8,126.23         8,101.20

Accumulation units outstanding                                          8,651.55        11,188.59         8,383.51
Accumulation unit value                                           $        10.73   $         8.73   $         8.31

Annuitized units outstanding                                                   -                -                -
Annuitized unit value                                             $            -   $            -   $            -

                                                                     MID-CAP           SMALL
                                                                      VALUE           COMPANY
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       26,191   $       27,601

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       26,191   $       27,601
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       26,191   $       27,601
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $       26,191   $       27,601
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $       26,113   $       33,948
Shares of mutual fund owned                                             1,566.47         2,669.39

Accumulation units outstanding                                          2,600.62         3,416.71
Accumulation unit value                                           $        10.07   $         8.08

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

SEE ACCOMPANYING NOTES.

                                                                       S&P
                                                                      MIDCAP           NASDAQ
                                                                    400 INDEX        100 INDEX
                                                                    SUBACCOUNT       SUBACCOUNT
                                                                  -------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       87,665   $       75,543

LIABILITIES                                                                    -                -
                                                                  -------------------------------
Net assets                                                        $       87,665   $       75,543
                                                                  ===============================

NET ASSETS
Accumulation units                                                $       87,665   $       75,543
Contracts in annuitization period                                              -                -
                                                                  -------------------------------
Total net assets                                                  $       87,665   $       75,543
                                                                  ===============================

Investments in shares of mutual funds, at cost                    $      104,979   $       83,284
Shares of mutual fund owned                                             2,231.22         5,419.13

Accumulation units outstanding                                          9,106.83        11,784.31
Accumulation unit value                                           $         9.63   $         6.41

Annuitized units outstanding                                                   -                -
Annuitized unit value                                             $            -   $            -

                                                                   RUSSELL 2000
                                                                       SMALL           EQUITY          MID-CAP
                                                                     CAP INDEX         INCOME           GROWTH
                                                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $       46,566   $      537,121   $      581,231

LIABILITIES                                                                    -                -                -
                                                                  ------------------------------------------------
Net assets                                                        $       46,566   $      537,121   $      581,231
                                                                  ================================================

NET ASSETS
Accumulation units                                                $       46,566   $      531,054   $      576,218
Contracts in annuitization period                                              -            6,067            5,013
                                                                  ------------------------------------------------
Total net assets                                                  $       46,566   $      537,121   $      581,231
                                                                  ================================================

Investments in shares of mutual funds, at cost                    $       57,107   $      617,853   $      712,670
Shares of mutual fund owned                                             1,241.09        32,831.33        40,419.39

Accumulation units outstanding                                          5,388.19        50,151.89        53,394.71
Accumulation unit value                                           $         8.64   $        10.59   $        10.79

Annuitized units outstanding                                                   -           573.00           464.53
Annuitized unit value                                             $            -   $        10.59   $        10.79

                                                                                      PERSONAL
                                                                   NEW AMERICA        STRATEGY      INTERNATIONAL
                                                                      GROWTH          BALANCED          STOCK
                                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                                  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market                  $      213,856   $    1,166,810   $      149,840

LIABILITIES                                                                    -                -                -
                                                                  ------------------------------------------------
Net assets                                                        $      213,856   $    1,166,810   $      149,840
                                                                  ================================================

NET ASSETS
Accumulation units                                                $      213,856   $    1,160,777   $      149,840
Contracts in annuitization period                                              -            6,033                -
                                                                  ------------------------------------------------
Total net assets                                                  $      213,856   $    1,166,810   $      149,840
                                                                  ================================================

Investments in shares of mutual funds, at cost                    $      382,507   $    1,311,110   $      254,653
Shares of mutual fund owned                                            16,463.14        88,261.01        16,181.37

Accumulation units outstanding                                         30,819.39       110,187.04        22,252.42
Accumulation unit value                                           $         6.94   $        10.53   $         6.73

Annuitized units outstanding                                                   -           572.68                -
Annuitized unit value                                             $            -   $        10.53   $            -

SEE ACCOMPANYING NOTES.

                         EquiTrust Life Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2002

                                                                      ULTRA             VISTA
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $           57    $            -
Expenses:
  Mortality and expense risk                                                (368)             (131)
                                                                  --------------------------------
Net investment income (loss)                                                (311)             (131)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                                (69)              (16)
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                    (69)              (16)

Change in unrealized appreciation/depreciation of investments             (6,680)           (2,995)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $       (7,060)   $       (3,142)
                                                                  ================================

                                                                                      DISCIPLINED     DREYFUS GROWTH
                                                                   APPRECIATION          STOCK           & INCOME
                                                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------------------------
Income:
  Dividends                                                       $       12,608    $        5,206    $        2,968
Expenses:
  Mortality and expense risk                                             (17,063)          (11,549)           (6,697)
                                                                  --------------------------------------------------
Net investment income (loss)                                              (4,455)           (6,343)           (3,729)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                            (67,251)         (110,560)          (29,227)
  Realized gain distributions                                                  -                 -                 -
                                                                  --------------------------------------------------
Total realized gain (loss) on investments                                (67,251)         (110,560)          (29,227)

Change in unrealized appreciation/depreciation of investments           (180,234)         (118,345)         (123,303)
                                                                  --------------------------------------------------
Net increase (decrease) in net assets from operations             $     (251,940)   $     (235,248)   $     (156,259)
                                                                  ==================================================

                                                                   INTERNATIONAL       DREYFUS
                                                                      EQUITY          SMALL CAP
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $        5,213    $          437
Expenses:
  Mortality and expense risk                                              (2,415)          (13,998)
                                                                  --------------------------------
Net investment income (loss)                                               2,798           (13,561)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                            (31,135)         (213,208)
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                (31,135)         (213,208)

Change in unrealized appreciation/depreciation of investments             (3,981)          (18,324)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $      (32,318)   $     (245,093)
                                                                  ================================

SEE ACCOMPANYING NOTES.

                                                                     SOCIALLY
                                                                   RESPONSIBLE
                                                                      GROWTH          BLUE CHIP
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $            3    $       19,702
Expenses:
  Mortality and expense risk                                                 (79)          (17,147)
                                                                  --------------------------------
Net investment income (loss)                                                 (76)            2,555

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                                (37)         (139,990)
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                    (37)         (139,990)

Change in unrealized appreciation/depreciation of investments             (1,547)         (161,533)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $       (1,660)   $     (298,968)
                                                                  ================================

                                                                    HIGH GRADE
                                                                       BOND        STRATEGIC YIELD       MANAGED
                                                                    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                                  --------------------------------------------------
Income:
  Dividends                                                       $       48,154    $       52,427    $          532
Expenses:
  Mortality and expense risk                                             (13,649)          (10,392)           (1,376)
                                                                  --------------------------------------------------
Net investment income (loss)                                              34,505            42,035              (844)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                             12,453           (14,726)           (1,856)
  Realized gain distributions                                                831                 -                 -
                                                                  --------------------------------------------------
Total realized gain (loss) on investments                                 13,284           (14,726)           (1,856)

Change in unrealized appreciation/depreciation of investments             18,302              (411)           (3,411)
                                                                  --------------------------------------------------
Net increase (decrease) in net assets from operations             $       66,091    $       26,898    $       (6,111)
                                                                  ==================================================

                                                                      MONEY             VALUE
                                                                      MARKET            GROWTH
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $        1,834    $        4,636
Expenses:
  Mortality and expense risk                                              (2,230)           (4,090)
                                                                  --------------------------------
Net investment income (loss)                                                (396)              546

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                                  -             2,159
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                      -             2,159

Change in unrealized appreciation/depreciation of investments                  -           (43,263)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $         (396)   $      (40,558)
                                                                  ================================

SEE ACCOMPANYING NOTES.

                                                                    CONTRAFUND          GROWTH
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $          177    $           73
Expenses:
  Mortality and expense risk                                                (886)           (1,541)
                                                                  --------------------------------
Net investment income (loss)                                                (709)           (1,468)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                             (1,766)           (3,119)
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                 (1,766)           (3,119)

Change in unrealized appreciation/depreciation of investments             (8,294)          (46,280)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $      (10,769)   $      (50,867)
                                                                  ================================

                                                                     FIDELITY
                                                                      GROWTH
                                                                     & INCOME         HIGH INCOME     INDEX 500
                                                                    SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                                  ------------------------------------------------
Income:
  Dividends                                                       $          252    $         906   $          306
Expenses:
  Mortality and expense risk                                                (810)            (378)          (1,036)
                                                                  ------------------------------------------------
Net investment income (loss)                                                (558)             528             (730)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                             (2,525)            (866)          (1,157)
  Realized gain distributions                                                  -                -                -
                                                                  ------------------------------------------------
Total realized gain (loss) on investments                                 (2,525)            (866)          (1,157)

Change in unrealized appreciation/depreciation of investments             (6,317)           3,466          (21,319)
                                                                  ------------------------------------------------
Net increase (decrease) in net assets from operations             $       (9,400)   $       3,128   $      (23,206)
                                                                  ================================================

                                                                     MID-CAP           OVERSEAS
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $           89    $            -
Expenses:
  Mortality and expense risk                                                (334)             (216)
                                                                  --------------------------------
Net investment income (loss)                                                (245)             (216)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                                179               (50)
  Realized gain distributions                                                  -                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                    179               (50)

Change in unrealized appreciation/depreciation of investments             (2,618)           (5,760)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $       (2,684)   $       (6,026)
                                                                  ================================

SEE ACCOMPANYING NOTES.

                                                                                       FRANKLIN
                                                                                       SMALL CAP
                                                                     FRANKLIN            VALUE
                                                                    SMALL CAP         SECURITIES
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $          130    $           35
Expenses:
  Mortality and expense risk                                                (631)              (92)
                                                                  --------------------------------
Net investment income (loss)                                                (501)              (57)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                               (464)               (3)
  Realized gain distributions                                                  -               248
                                                                  --------------------------------
Total realized gain (loss) on investments                                   (464)              245

Change in unrealized appreciation/depreciation of investments            (16,014)           (1,680)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $      (16,979)   $       (1,492)
                                                                  ================================

                                                                                        MUTUAL          TEMPLETON
                                                                   FRANKLIN U.S.        SHARES            GROWTH
                                                                    GOVERNMENT        SECURITIES        SECURITIES
                                                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------------------------
Income:
  Dividends                                                       $        1,122    $          730    $        1,772
Expenses:
  Mortality and expense risk                                                (469)             (985)             (825)
                                                                  --------------------------------------------------
Net investment income (loss)                                                 653              (255)              947

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                                159            (5,909)             (529)
  Realized gain distributions                                                  -             1,811             1,742
                                                                  --------------------------------------------------
Total realized gain (loss) on investments                                    159            (4,098)            1,213

Change in unrealized appreciation/depreciation of investments              1,548           (12,167)          (19,527)
                                                                  --------------------------------------------------
Net increase (decrease) in net assets from operations             $        2,360    $      (16,520)   $      (17,367)
                                                                  ==================================================

                                                                     MID-CAP            SMALL
                                                                      VALUE            COMPANY
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $            2    $            5
Expenses:
  Mortality and expense risk                                                (126)             (234)
                                                                  --------------------------------
Net investment income (loss)                                                (124)             (229)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                               (246)             (218)
  Realized gain distributions                                                 26                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                   (220)             (218)

Change in unrealized appreciation/depreciation of investments                 78            (6,347)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $         (266)   $       (6,794)
                                                                  ================================

SEE ACCOMPANYING NOTES.

                                                                  S&P MIDCAP 400        NASDAQ
                                                                      INDEX           100 INDEX
                                                                    SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------
Income:
  Dividends                                                       $          102    $            -
Expenses:
  Mortality and expense risk                                                (760)             (573)
                                                                  --------------------------------
Net investment income (loss)                                                (658)             (573)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                               (229)             (480)
  Realized gain distributions                                                168                 -
                                                                  --------------------------------
Total realized gain (loss) on investments                                    (61)             (480)

Change in unrealized appreciation/depreciation of investments            (17,344)           (7,764)
                                                                  --------------------------------
Net increase (decrease) in net assets from operations             $      (18,063)   $       (8,817)
                                                                  ================================

                                                                   RUSSELL 2000
                                                                    SMALL CAP           EQUITY           MID-CAP
                                                                      INDEX             INCOME            GROWTH
                                                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------------------------
Income:
  Dividends                                                       $            6    $        9,400    $            -
Expenses:
  Mortality and expense risk                                                (395)           (7,861)           (9,047)
                                                                  --------------------------------------------------
Net investment income (loss)                                                (389)            1,539            (9,047)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                               (138)          (12,114)             (447)
  Realized gain distributions                                                 59               628                 -
                                                                  --------------------------------------------------
Total realized gain (loss) on investments                                    (79)          (11,486)             (447)

Change in unrealized appreciation/depreciation of investments            (10,601)          (84,131)         (159,244)
                                                                  --------------------------------------------------
Net increase (decrease) in net assets from operations             $      (11,069)   $      (94,078)   $     (168,738)
                                                                  ==================================================

                                                                                       PERSONAL
                                                                   NEW AMERICA         STRATEGY       INTERNATIONAL
                                                                      GROWTH           BALANCED           STOCK
                                                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                  --------------------------------------------------
Income:
  Dividends                                                       $            -    $       29,370    $        1,601
Expenses:
  Mortality and expense risk                                              (3,611)          (15,371)           (2,218)
                                                                  --------------------------------------------------
Net investment income (loss)                                              (3,611)           13,999              (617)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                            (33,049)          (28,853)           (2,193)
  Realized gain distributions                                                  -                 -               160
                                                                  --------------------------------------------------
Total realized gain (loss) on investments                                (33,049)          (28,853)           (2,033)

Change in unrealized appreciation/depreciation of investments            (61,048)         (101,468)          (32,364)
                                                                  --------------------------------------------------
Net increase (decrease) in net assets from operations             $      (97,708)   $     (116,322)   $      (35,014)
                                                                  ==================================================

SEE ACCOMPANYING NOTES.

                         EquiTrust Life Annuity Account

                       Statements of Changes in Net Assets

                                                                       ULTRA
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                                               PERIOD FROM
                                                                               OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                             YEAR ENDED          THROUGH
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $          (311)   $             -
  Total realized gain (loss) on investments                           (69)                 -
  Change in unrealized appreciation/depreciation of
    investments                                                    (6,680)                 2
                                                          ----------------------------------
Net increase (decrease) in net assets from operations              (7,060)                 2

Contract transactions:
  Transfers of net premiums                                         4,407                 20
  Transfers of surrenders and death benefits                            -                  -
  Transfers of administrative charges                                  (9)                 -
  Transfers between subaccounts, including fixed
    interest subaccount                                            28,041                  -
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     32,439                 20
                                                          ----------------------------------
Total increase (decrease) in net assets                            25,379                 22

Net assets at beginning of period                                      22                  -
                                                          ----------------------------------
Net assets at end of period                               $        25,401    $            22
                                                          ==================================

                                                                       VISTA                               APPRECIATION
                                                                     SUBACCOUNT                             SUBACCOUNT
                                                          ----------------------------------    ----------------------------------
                                                                              PERIOD FROM
                                                                               OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                            YEAR ENDED          THROUGH
                                                            DECEMBER 31,       DECEMBER 31,           YEAR ENDED DECEMBER 31
                                                                2002               2001               2002               2001
                                                          ----------------------------------    ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $          (131)   $            (1)   $        (4,455)   $        (7,525)
  Total realized gain (loss) on investments                           (16)                 -            (67,251)           (31,908)
  Change in unrealized appreciation/depreciation of
    investments                                                    (2,995)                 5           (180,234)          (123,480)
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from operations              (3,142)                 4           (251,940)          (162,913)

Contract transactions:
  Transfers of net premiums                                        13,676                  -            167,776            231,340
  Transfers of surrenders and death benefits                            -                  -           (127,884)           (59,332)
  Transfers of administrative charges                                 (15)                 -             (3,003)            (2,521)
  Transfers between subaccounts, including fixed
    interest subaccount                                                 -              1,196            (39,678)          (136,779)
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from contract
    transactions                                                   13,661              1,196             (2,789)            32,708
                                                          ----------------------------------    ----------------------------------
Total increase (decrease) in net assets                            10,519              1,200           (254,729)          (130,205)

Net assets at beginning of period                                   1,200                  -          1,275,091          1,405,296
                                                          ----------------------------------    ----------------------------------
Net assets at end of period                               $        11,719    $         1,200    $     1,020,362    $     1,275,091
                                                          ==================================    ==================================

                                                                  DISCIPLINED STOCK
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $        (6,343)   $        (9,876)
  Total realized gain (loss) on investments                      (110,560)           (27,181)
  Change in unrealized appreciation/depreciation of
    investments                                                  (118,345)          (134,590)
                                                          ----------------------------------
Net increase (decrease) in net assets from operations            (235,248)          (171,647)

Contract transactions:
  Transfers of net premiums                                        96,521            119,506
  Transfers of surrenders and death benefits                      (57,328)           (24,685)
  Transfers of administrative charges                              (2,573)            (2,519)
  Transfers between subaccounts, including fixed
    interest subaccount                                          (133,836)           (50,147)
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
    transactions                                                  (97,216)            42,155
                                                          ----------------------------------
Total increase (decrease) in net assets                          (332,464)          (129,492)

Net assets at beginning of period                                 987,949          1,117,441
                                                          ----------------------------------
Net assets at end of period                               $       655,485    $       987,949
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                               DREYFUS GROWTH & INCOME
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                                YEAR ENDED DECEMBER 31
                                                               2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $        (3,729)   $        (4,882)
  Total realized gain (loss) on investments                       (29,227)             2,009
  Change in unrealized appreciation/depreciation of
    investments                                                  (123,303)           (37,334)
                                                          ----------------------------------
Net increase (decrease) in net assets from operations            (156,259)           (40,207)

Contract transactions:
  Transfers of net premiums                                        35,228             65,549
  Transfers of surrenders and death benefits                      (24,133)           (35,463)
  Transfers of administrative charges                              (1,569)            (1,464)
  Transfers between subaccounts, including fixed
    interest subaccount                                             5,849              8,332
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     15,375             36,954
                                                          ----------------------------------
Total increase (decrease) in net assets                          (140,884)            (3,253)

Net assets at beginning of period                                 541,648            544,901
                                                          ----------------------------------
Net assets at end of period                               $       400,764    $       541,648
                                                          ==================================

                                                                INTERNATIONAL EQUITY                    DREYFUS SMALL CAP
                                                                     SUBACCOUNT                            SUBACCOUNT
                                                          ----------------------------------    ----------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                               2002               2001               2002               2001
                                                          ----------------------------------    ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $         2,798    $        (1,141)   $       (13,561)   $        (8,671)
  Total realized gain (loss) on investments                       (31,135)           (43,584)          (213,208)          (118,844)
  Change in unrealized appreciation/depreciation of
    investments                                                    (3,981)           (37,306)           (18,324)            60,674
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from operations             (32,318)           (82,031)          (245,093)           (66,841)

Contract transactions:
  Transfers of net premiums                                        20,430             35,223            154,060            106,271
  Transfers of surrenders and death benefits                       (2,569)            (1,835)           (58,219)           (16,649)
  Transfers of administrative charges                                (570)              (709)            (2,478)            (2,080)
  Transfers between subaccounts, including fixed
    interest subaccount                                           (23,982)           (10,237)            (7,784)           113,405
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     (6,691)            22,442             85,579            200,947
                                                          ----------------------------------    ----------------------------------
Total increase (decrease) in net assets                           (39,009)           (59,589)          (159,514)           134,106

Net assets at beginning of period                                 193,575            253,164          1,017,506            883,400
                                                          ----------------------------------    ----------------------------------
Net assets at end of period                               $       154,566    $       193,575    $       857,992    $     1,017,506
                                                          ==================================    ==================================

                                                             SOCIALLY RESPONSIBLE GROWTH
                                                                      SUBACCOUNT
                                                          ----------------------------------
                                                                               PERIOD FROM
                                                                               OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                             YEAR ENDED         THROUGH
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2002              2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $           (76)   $             -
  Total realized gain (loss) on investments                           (37)                 -
  Change in unrealized appreciation/depreciation of
    investments                                                    (1,547)                 -
                                                          ----------------------------------
Net increase (decrease) in net assets from operations              (1,660)                 -

Contract transactions:
  Transfers of net premiums                                         4,800                  -
  Transfers of surrenders and death benefits                          (42)                 -
  Transfers of administrative charges                                   -                  -
  Transfers between subaccounts, including fixed
    interest subaccount                                            12,369                  -
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     17,127                  -
                                                          ----------------------------------
Total increase (decrease) in net assets                            15,467                  -

Net assets at beginning of period                                       -                  -
                                                          ----------------------------------
Net assets at end of period                               $        15,467    $             -
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                                      BLUE CHIP
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $         2,555    $         2,491
  Total realized gain (loss) on investments                      (139,990)           (17,828)
  Change in unrealized appreciation/depreciation of
    investments                                                  (161,533)          (183,616)
                                                          ----------------------------------
Net increase (decrease) in net assets from operations            (298,968)          (198,953)

Contract transactions:
  Transfers of net premiums                                       119,608            115,043
  Transfers of surrenders and death benefits                     (139,482)           (45,154)
  Transfers of administrative charges                              (2,644)            (2,519)
  Transfers between subaccounts, including fixed
    interest subaccount                                           (34,904)           (54,980)
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    (57,422)            12,390
                                                          ----------------------------------
Total increase (decrease) in net assets                          (356,390)          (186,563)

Net assets at beginning of period                               1,362,960          1,549,523
                                                          ----------------------------------
Net assets at end of period                               $     1,006,570    $     1,362,960
                                                          ==================================

                                                                   HIGH GRADE BOND                       STRATEGIC YIELD
                                                                     SUBACCOUNT                            SUBACCOUNT
                                                          ----------------------------------    ----------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                               2002               2001               2002               2001
                                                          ----------------------------------    ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $        34,505    $        33,113    $        42,035    $        37,897
  Total realized gain (loss) on investments                        13,284              4,615            (14,726)            (3,940)
  Change in unrealized appreciation/depreciation of
    investments                                                    18,302              8,472               (411)             2,246
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from operations              66,091             46,200             26,898             36,203

Contract transactions:
  Transfers of net premiums                                       137,502            143,114             95,747             43,774
  Transfers of surrenders and death benefits                      (42,358)           (79,114)           (56,503)           (21,890)
  Transfers of administrative charges                              (1,748)            (1,224)            (1,066)              (937)
  Transfers between subaccounts, including fixed
    interest subaccount                                            93,401            264,833             42,162            117,162
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    186,797            327,609             80,340            138,109
                                                          ----------------------------------    ----------------------------------
Total increase (decrease) in net assets                           252,888            373,809            107,238            174,312

Net assets at beginning of period                                 860,453            486,644            647,255            472,943
                                                          ----------------------------------    ----------------------------------
Net assets at end of period                               $     1,113,341    $       860,453    $       754,493    $       647,255
                                                          ==================================    ==================================

                                                                       MANAGED
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                                               PERIOD FROM
                                                                                OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                             YEAR ENDED          THROUGH
                                                            DECEMBER 31,        DECEMBER 31,
                                                                2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $          (844)   $             -
  Total realized gain (loss) on investments                        (1,856)                 -
  Change in unrealized appreciation/depreciation of
    investments                                                    (3,411)                (1)
                                                          ----------------------------------
Net increase (decrease) in net assets from operations              (6,111)                (1)

Contract transactions:
  Transfers of net premiums                                       135,755             13,945
  Transfers of surrenders and death benefits                       (1,330)                 -
  Transfers of administrative charges                                 (41)                 -
  Transfers between subaccounts, including fixed
    interest subaccount                                            13,399                587
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    147,783             14,532
                                                          ----------------------------------
Total increase (decrease) in net assets                           141,672             14,531

Net assets at beginning of period                                  14,531                  -
                                                          ----------------------------------
Net assets at end of period                               $       156,203    $        14,531
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                                    MONEY MARKET
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                               2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $          (396)   $         4,881
  Total realized gain (loss) on investments                             -                  -
  Change in unrealized appreciation/depreciation of
    investments                                                         -                  -
                                                          ----------------------------------
Net increase (decrease) in net assets from operations                (396)             4,881

Contract transactions:
  Transfers of net premiums                                     1,465,265            685,576
  Transfers of surrenders and death benefits                       (4,565)           (19,305)
  Transfers of administrative charges                                (398)              (312)
  Transfers between subaccounts, including fixed
    interest subaccount                                        (1,482,795)          (642,037)
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    (22,493)            23,922
                                                          ----------------------------------
Total increase (decrease) in net assets                           (22,889)            28,803

Net assets at beginning of period                                 223,826            195,023
                                                          ----------------------------------
Net assets at end of period                               $       200,937    $       223,826
                                                          ==================================

                                                                     VALUE GROWTH                          CONTRAFUND
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                          ----------------------------------    ----------------------------------
                                                                                                                     PERIOD FROM
                                                                                                                      OCTOBER 1,
                                                                                                                     2001 (DATE
                                                                                                                     OPERATIONS
                                                                                                                     COMMENCED)
                                                                                                   YEAR ENDED          THROUGH
                                                                YEAR ENDED DECEMBER 31            DECEMBER 31,       DECEMBER 31,
                                                               2002               2001               2002                2001
                                                          ----------------------------------    ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $           546    $          (168)   $          (709)   $             -
  Total realized gain (loss) on investments                         2,159              1,372             (1,766)                 -
  Change in unrealized appreciation/depreciation of
    investments                                                   (43,263)             8,298             (8,294)                 -
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from operations             (40,558)             9,502            (10,769)                 -

Contract transactions:
  Transfers of net premiums                                        86,813             35,387             80,109                  -
  Transfers of surrenders and death benefits                      (10,467)            (2,113)            (5,004)                 -
  Transfers of administrative charges                                (709)              (328)               (35)                 -
  Transfers between subaccounts, including fixed                        -                  -
    interest subaccount                                            (5,816)            91,325             42,848                878
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     69,821            124,271            117,918                878
                                                          ----------------------------------    ----------------------------------
Total increase (decrease) in net assets                            29,263            133,773            107,149                878

Net assets at beginning of period                                 257,345            123,572                878                  -
                                                          ----------------------------------    ----------------------------------
Net assets at end of period                               $       286,608    $       257,345    $       108,027    $           878
                                                          ==================================    ==================================

                                                                       GROWTH
                                                                      ACCOUNT
                                                          ----------------------------------
                                                                               PERIOD FROM
                                                                               OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                             YEAR ENDED         THROUGH
                                                            DECEMBER 31,      DECEMBER 31,
                                                               2002               2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $        (1,468)   $           (45)
  Total realized gain (loss) on investments                        (3,119)                 4
  Change in unrealized appreciation/depreciation of
    investments                                                   (46,280)             1,790
                                                          ----------------------------------
Net increase (decrease) in net assets from operations             (50,867)             1,749

Contract transactions:
  Transfers of net premiums                                       104,480                  -
  Transfers of surrenders and death benefits                       (2,570)                 -
  Transfers of administrative charges                                 (61)                 -
  Transfers between subaccounts, including fixed
    interest subaccount                                           132,559             17,439
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    234,408             17,439
                                                          ----------------------------------
Total increase (decrease) in net assets                           183,541             19,188

Net assets at beginning of period                                  19,188                  -
                                                          ----------------------------------
Net assets at end of period                               $       202,729    $        19,188
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                                   FIDELITY GROWTH
                                                                      & INCOME
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                                              PERIOD FROM
                                                                               OCTOBER 1,
                                                                               2001 (DATE
                                                                               OPERATIONS
                                                                               COMMENCED)
                                                             YEAR ENDED          THROUGH
                                                            DECEMBER 31,      DECEMBER 31,
                                                                2002              2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          (558)   $           (16)
   Total realized gain (loss) on investments                       (2,525)                 1
   Change in unrealized appreciation/depreciation of
     investments                                                   (6,317)               367
                                                          ----------------------------------
Net increase (decrease) in net assets from operations              (9,400)               352

Contract transactions:
   Transfers of net premiums                                       53,937                  -
   Transfers of surrenders and death benefits                        (728)                 -
   Transfers of administrative charges                                (33)                 -
   Transfers between subaccounts, including fixed
     interest subaccount                                           30,254             14,272
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     83,430             14,272
                                                          ----------------------------------
Total increase (decrease) in net assets                            74,030             14,624

Net assets at beginning of period                                  14,624                  -
                                                          ----------------------------------
Net assets at end of period                               $        88,654    $        14,624
                                                          ==================================

                                                                     HIGH INCOME                            INDEX 500
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                          ----------------------------------    ----------------------------------
                                                                               PERIOD FROM                           PERIOD FROM
                                                                               OCTOBER 1,                            OCTOBER 1,
                                                                               2001 (DATE                            2001 (DATE
                                                                               OPERATIONS                            OPERATIONS
                                                                               COMMENCED)                            COMMENCED)
                                                             YEAR ENDED         THROUGH            YEAR ENDED         THROUGH
                                                            DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                               2002               2001               2002               2001
                                                          ----------------------------------    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $           528    $            (1)   $          (730)   $           (42)
   Total realized gain (loss) on investments                         (866)                 -             (1,157)                 3
   Change in unrealized appreciation/depreciation of
     investments                                                    3,466                  6            (21,319)             1,316
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from operations               3,128                  5            (23,206)             1,277

Contract transactions:
   Transfers of net premiums                                       34,566                  -             69,365                  -
   Transfers of surrenders and death benefits                        (365)                 -               (901)                 -
   Transfers of administrative charges                                (17)                 -                (55)                 -
   Transfers between subaccounts, including fixed
     interest subaccount                                           20,408                445             32,696             20,747
                                                          ----------------------------------    ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     54,592                445            101,105             20,747
                                                          ----------------------------------    ----------------------------------
Total increase (decrease) in net assets                            57,720                450             77,899             22,024

Net assets at beginning of period                                     450                  -             22,024                  -
                                                          ----------------------------------    ----------------------------------
Net assets at end of period                               $        58,170    $           450    $        99,923    $        22,024
                                                          ==================================    ==================================

                                                                       MID-CAP
                                                                     SUBACCOUNT
                                                          ----------------------------------
                                                                               PERIOD FROM
                                                                                OCTOBER 1,
                                                                                2001 (DATE
                                                                                OPERATIONS
                                                                                COMMENCED)
                                                             YEAR ENDED          THROUGH
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2002              2001
                                                          ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          (245)   $           (18)
   Total realized gain (loss) on investments                          179                  1
   Change in unrealized appreciation/depreciation of
     investments                                                   (2,618)               470
                                                          ----------------------------------
Net increase (decrease) in net assets from operations              (2,684)               453

Contract transactions:
   Transfers of net premiums                                       14,534                  -
   Transfers of surrenders and death benefits                        (833)                 -
   Transfers of administrative charges                                (33)                 -
   Transfers between subaccounts, including fixed
     interest subaccount                                           23,022              7,583
                                                          ----------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     36,690              7,583
                                                          ----------------------------------
Total increase (decrease) in net assets                            34,006              8,036

Net assets at beginning of period                                   8,036                  -
                                                          ----------------------------------
Net assets at end of period                               $        42,042    $         8,036
                                                          ==================================

SEE ACCOMPANYING NOTES.

                                                                                  OVERSEAS
                                                                                 SUBACCOUNT
                                                                         ---------------------------
                                                                                        PERIOD FROM
                                                                                        OCTOBER 1,
                                                                                        2001 (DATE
                                                                                        OPERATIONS
                                                                                        COMMENCED)
                                                                          YEAR ENDED     THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (216)  $          -
   Total realized gain (loss) on investments                                      (50)             -
   Change in unrealized appreciation/depreciation of investments               (5,760)             -
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                          (6,026)             -

Contract transactions:
   Transfers of net premiums                                                   29,928              -
   Transfers of surrenders and death benefits                                       -              -
   Transfers of administrative charges                                              -              -
   Transfers between subaccounts, including fixed interest subaccount           6,645              -
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions               36,573              -
                                                                         ---------------------------
Total increase (decrease) in net assets                                        30,547              -

Net assets at beginning of period                                                   -              -
                                                                         ---------------------------
Net assets at end of period                                              $     30,547   $          -
                                                                         ===========================

                                                                                                            FRANKLIN SMALL CAP
                                                                              FRANKLIN SMALL CAP             VALUE SECURITIES
                                                                                  SUBACCOUNT                    SUBACCOUNT
                                                                         ---------------------------   ---------------------------
                                                                                        PERIOD FROM                   PERIOD FROM
                                                                                         OCTOBER 1,                    OCTOBER 1,
                                                                                         2001 (DATE                    2001 (DATE
                                                                                         OPERATIONS                    OPERATIONS
                                                                                         COMMENCED)                    COMMENCED)
                                                                          YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001           2002           2001
                                                                         ---------------------------   ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (501)  $          -   $        (57)  $         (2)
   Total realized gain (loss) on investments                                     (464)             2            245              -
   Change in unrealized appreciation/depreciation of investments              (16,014)             -         (1,680)           119
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from operations                         (16,979)             2         (1,492)           117

Contract transactions:
   Transfers of net premiums                                                   23,875              -          4,683              -
   Transfers of surrenders and death benefits                                    (622)             -         (1,139)             -
         Transfers of administrative charges                                      (24)             -            (14)             -
         Transfers between subaccounts, including fixed
            interest subaccount                                                50,425             (2)         6,769          1,291
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from contract transactions               73,654             (2)        10,299          1,291
                                                                         ---------------------------   ---------------------------
Total increase (decrease) in net assets                                        56,675              -          8,807          1,408

Net assets at beginning of period                                                   -              -          1,408              -
                                                                         ---------------------------   ---------------------------
Net assets at end of period                                              $     56,675   $          -   $     10,215   $      1,408
                                                                         ===========================   ===========================

                                                                               FRANKLIN U.S.
                                                                                GOVERNMENT
                                                                                SUBACCOUNT
                                                                         ---------------------------
                                                                                        PERIOD FROM
                                                                                         OCTOBER 1,
                                                                                         2001 (DATE
                                                                                         OPERATIONS
                                                                                         COMMENCED)
                                                                          YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $        653   $         (3)
   Total realized gain (loss) on investments                                      159              -
   Change in unrealized appreciation/depreciation of investments                1,548            (29)
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                           2,360            (32)

Contract transactions:
   Transfers of net premiums                                                   13,087              -
   Transfers of surrenders and death benefits                                  (1,715)             -
   Transfers of administrative charges                                            (36)             -
   Transfers between subaccounts, including fixed
     interest subaccount                                                       76,618          2,578
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions               87,954          2,578
                                                                         ---------------------------
Total increase (decrease) in net assets                                        90,314          2,546

Net assets at beginning of period                                               2,546              -
                                                                         ---------------------------
Net assets at end of period                                              $     92,860   $      2,546
                                                                         ===========================

SEE ACCOMPANYING NOTES.

                                                                                MUTUAL SHARES
                                                                                 SECURITIES
                                                                                 SUBACCOUNT
                                                                         ---------------------------
                                                                                         PERIOD FROM
                                                                                         OCTOBER 1,
                                                                                         2001 (DATE
                                                                                         OPERATIONS
                                                                                         COMMENCED)
                                                                          YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (255)  $          -
   Total realized gain (loss) on investments                                   (4,098)             -
   Change in unrealized appreciation/depreciation of investments              (12,167)             -
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                         (16,520)             -

Contract transactions:
   Transfers of net premiums                                                  111,879              -
   Transfers of surrenders and death benefits                                  (3,870)             -
   Transfers of administrative charges                                            (22)             -
   Transfers between subaccounts, including fixed interest
     subaccount                                                                 6,014            196
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions              114,001            196
                                                                         ---------------------------
Total increase (decrease) in net assets                                        97,481            196

Net assets at beginning of period                                                 196              -
                                                                         ---------------------------
Net assets at end of period                                              $     97,677   $        196
                                                                         ===========================

                                                                              TEMPLETON GROWTH
                                                                                 SECURITIES                   MID-CAP VALUE
                                                                                 SUBACCOUNT                    SUBACCOUNT
                                                                         ---------------------------   ---------------------------
                                                                                        PERIOD FROM                   PERIOD FROM
                                                                                         OCTOBER 1,                    OCTOBER 1,
                                                                                         2001 (DATE                    2001 (DATE
                                                                                         OPERATIONS                    OPERATIONS
                                                                                         COMMENCED)                    COMMENCED)
                                                                          YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001           2002          2001
                                                                         ---------------------------   ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $        947   $         (1)  $       (124)  $          -
   Total realized gain (loss) on investments                                    1,213              -           (220)             -
   Change in unrealized appreciation/depreciation of investments              (19,527)            23             78              -
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from operations                         (17,367)            22           (266)             -

Contract transactions:
   Transfers of net premiums                                                   71,774              -          9,822              -
   Transfers of surrenders and death benefits                                  (1,676)             -           (794)             -
   Transfers of administrative charges                                            (45)             -            (25)             -
   Transfers between subaccounts, including fixed interest
     subaccount                                                                15,198          1,764         17,454              -
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from contract transactions               85,251          1,764         26,457              -
                                                                         ---------------------------   ---------------------------
Total increase (decrease) in net assets                                        67,884          1,786         26,191

Net assets at beginning of period                                               1,786              -              -              -
                                                                         ---------------------------   ---------------------------
Net assets at end of period                                              $     69,670   $      1,786   $     26,191   $          -
                                                                         ===========================   ===========================

                                                                                SMALL COMPANY
                                                                                 SUBACCOUNT
                                                                         ---------------------------
                                                                                        PERIOD FROM
                                                                                         OCTOBER 1,
                                                                                         2001 (DATE
                                                                                         OPERATIONS
                                                                                         COMMENCED)
                                                                          YEAR ENDED     THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (229)  $          -
   Total realized gain (loss) on investments                                     (218)             -
   Change in unrealized appreciation/depreciation of investments               (6,347)             -
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                          (6,794)             -

Contract transactions:
   Transfers of net premiums                                                    5,348              -
   Transfers of surrenders and death benefits                                    (660)             -
   Transfers of administrative charges                                            (13)             -
   Transfers between subaccounts, including fixed interest
     subaccount                                                                29,720              -
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions               34,395              -
                                                                         ---------------------------
Total increase (decrease) in net assets                                        27,601

Net assets at beginning of period                                                   -              -
                                                                         ---------------------------
Net assets at end of period                                              $     27,601   $          -
                                                                         ===========================

SEE ACCOMPANYING NOTES.

                                                                                 S&P MIDCAP
                                                                                 400 INDEX
                                                                                 SUBACCOUNT
                                                                         ---------------------------
                                                                                        PERIOD FROM
                                                                                         OCTOBER 1,
                                                                                         2001 (DATE
                                                                                         OPERATIONS
                                                                                         COMMENCED)
                                                                          YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             2002          2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (658)  $         (1)
   Total realized gain (loss) on investments                                      (61)             -
   Change in unrealized appreciation/depreciation of investments              (17,344)            30
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                         (18,063)            29

Contract transactions:
   Transfers of net premiums                                                   60,112              -
   Transfers of surrenders and death benefits                                  (1,017)             -
   Transfers of administrative charges                                            (28)             -
   Transfers between subaccounts, including fixed interest
     subaccount                                                                46,303            329
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions              105,370            329
                                                                         ---------------------------
Total increase (decrease) in net assets                                        87,307            358

Net assets at beginning of period                                                 358              -
                                                                         ---------------------------
Net assets at end of period                                              $     87,665   $        358
                                                                         ===========================

                                                                                                             RUSSELL 2000
                                                                               NASDAQ 100 INDEX                SMALL CAP
                                                                                  SUBACCOUNT                INDEX SUBACCOUNT
                                                                         ---------------------------   ---------------------------
                                                                                        PERIOD FROM                   PERIOD FROM
                                                                                         OCTOBER 1,                    OCTOBER 1,
                                                                                         2001 (DATE                    2001 (DATE
                                                                                         OPERATIONS                    OPERATIONS
                                                                                         COMMENCED)                    COMMENCED)
                                                                          YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2002          2001            2002           2001
                                                                         ---------------------------   ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (573)  $         (1)  $       (389)  $          1
   Total realized gain (loss) on investments                                     (480)             -            (79)             -
   Change in unrealized appreciation/depreciation of investments               (7,764)            23        (10,601)            60
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from operations                          (8,817)            22        (11,069)            61

Contract transactions:
   Transfers of net premiums                                                   70,539              -         53,592              -
   Transfers of surrenders and death benefits                                    (931)             -           (901)             -
   Transfers of administrative charges                                            (12)             -            (14)             -
   Transfers between subaccounts, including fixed interest
     subaccount                                                                14,194            548          3,472          1,425
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from contract transactions               83,790            548         56,149          1,425
                                                                         ---------------------------   ---------------------------
Total increase (decrease) in net assets                                        74,973            570         45,080          1,486

Net assets at beginning of period                                                 570              -          1,486              -
                                                                         ---------------------------   ---------------------------
Net assets at end of period                                              $     75,543   $        570   $     46,566   $      1,486
                                                                         ===========================   ===========================

                                                                                 EQUITY INCOME
                                                                                  SUBACCOUNT
                                                                         ---------------------------
                                                                            YEAR ENDED DECEMBER 31
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $      1,539   $        662
   Total realized gain (loss) on investments                                  (11,486)           161
   Change in unrealized appreciation/depreciation of investments              (84,131)        (2,012)
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                         (94,078)        (1,189)

Contract transactions:
   Transfers of net premiums                                                   80,942        163,777
   Transfers of surrenders and death benefits                                 (18,796)          (311)
   Transfers of administrative charges                                         (1,150)          (727)
   Transfers between subaccounts, including fixed interest
     subaccount                                                                58,553         49,276
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions              119,549        212,015
                                                                         ---------------------------
Total increase (decrease) in net assets                                        25,471        210,826

Net assets at beginning of period                                             511,650        300,824
                                                                         ---------------------------
Net assets at end of period                                              $    537,121   $    511,650
                                                                         ===========================

SEE ACCOMPANYING NOTES.

                                                                                MID-CAP GROWTH
                                                                                 SUBACCOUNT
                                                                         ---------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                                              2002          2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $     (9,047)  $     (9,167)
   Total realized gain (loss) on investments                                     (447)         7,763
   Change in unrealized appreciation/depreciation of investments             (159,244)       (19,980)
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                        (168,738)       (21,384)

Contract transactions:
   Transfers of net premiums                                                   71,438        110,860
   Transfers of surrenders and death benefits                                 (18,817)       (11,364)
   Transfers of administrative charges                                         (1,472)        (1,158)
   Transfers between subaccounts, including fixed interest
     subaccount                                                                 1,810        (52,275)
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions               52,959         46,063
                                                                         ---------------------------
Total increase (decrease) in net assets                                      (115,779)        24,679

Net assets at beginning of period                                             697,010        672,331
                                                                         ---------------------------
Net assets at end of period                                              $    581,231   $    697,010
                                                                         ===========================

                                                                                  NEW AMERICA               PERSONAL STRATEGY
                                                                                    GROWTH                       BALANCED
                                                                                  SUBACCOUNT                    SUBACCOUNT
                                                                         ---------------------------   ---------------------------
                                                                           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                                             2002           2001           2002           2001
                                                                         ---------------------------   ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $     (3,611)  $     (4,565)  $     13,999   $     13,170
   Total realized gain (loss) on investments                                  (33,049)        (2,466)       (28,853)       (12,709)
   Change in unrealized appreciation/depreciation of investments              (61,048)       (41,295)      (101,468)       (28,887)
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from operations                         (97,708)       (48,326)      (116,322)       (28,426)

Contract transactions:
   Transfers of net premiums                                                   11,984         39,428        319,104        177,004
   Transfers of surrenders and death benefits                                  (8,625)       (10,077)       (45,756)       (39,985)
   Transfers of administrative charges                                           (612)          (653)        (2,273)        (1,793)
   Transfers between subaccounts, including fixed interest
     subaccount                                                               (15,561)          (412)       109,104         95,740
                                                                         ---------------------------   ---------------------------
Net increase (decrease) in net assets from contract transactions              (12,814)        28,286        380,179        230,966
                                                                         ---------------------------   ---------------------------
Total increase (decrease) in net assets                                      (110,522)       (20,040)       263,857        202,540

Net assets at beginning of period                                             324,378        344,418        902,953        700,413
                                                                         ---------------------------   ---------------------------
Net assets at end of period                                              $    213,856   $    324,378   $  1,166,810   $    902,953
                                                                         ===========================   ===========================

                                                                             INTERNATIONAL STOCK
                                                                                  SUBACCOUNT
                                                                         ---------------------------
                                                                            YEAR ENDED DECEMBER 31
                                                                             2002           2001
                                                                         ---------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $       (617)  $        989
   Total realized gain (loss) on investments                                   (2,033)        (3,748)
   Change in unrealized appreciation/depreciation of investments              (32,364)       (46,106)
                                                                         ---------------------------
Net increase (decrease) in net assets from operations                         (35,014)       (48,865)

Contract transactions:
   Transfers of net premiums                                                   20,959         19,481
   Transfers of surrenders and death benefits                                  (1,497)        (1,645)
   Transfers of administrative charges                                           (408)          (405)
   Transfers between subaccounts, including fixed interest
     subaccount                                                                 5,508         (6,043)
                                                                         ---------------------------
Net increase (decrease) in net assets from contract transactions               24,562         11,388
                                                                         ---------------------------
Total increase (decrease) in net assets                                       (10,452)       (37,477)

Net assets at beginning of period                                             160,292        197,769
                                                                         ---------------------------
Net assets at end of period                                              $    149,840   $    160,292
                                                                         ===========================

SEE ACCOMPANYING NOTES.

                         EquiTrust Life Annuity Account

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-six investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

  SUBACCOUNT                                   INVESTS EXCLUSIVELY IN SHARES OF
  --------------------------------------------------------------------------------------------------
                                               American Century Variable Portfolios, Inc.:
  Ultra (1)                                       VP Ultra(R) Fund
  Vista (1)                                       VP Vista(SM) Fund
                                               Dreyfus Variable Investment Fund:
  Appreciation                                    Appreciation Portfolio
  Disciplined Stock                               Disciplined Stock Portfolio
  Dreyfus Growth & Income                         Growth and Income Portfolio
  International Equity                            International Equity Portfolio
  Dreyfus Small Cap                               Small Cap Portfolio
  Socially Responsible Growth (1), (3)         The Dreyfus Socially Responsible Growth Fund, Inc.
                                               EquiTrust Variable Insurance Series Fund:
  Blue Chip                                       Blue Chip Portfolio
  High Grade Bond                                 High Grade Bond Portfolio
  Strategic Yield (2)                             Strategic Yield Portfolio
  Managed (1)                                     Managed Portfolio
  Money Market                                    Money Market Portfolio
  Value Growth                                    Value Growth Portfolio
                                               Fidelity Variable Insurance Products Funds:
  Contrafund (1)                                  Contrafund(R) Portfolio
  Growth (1)                                      Growth Portfolio
  Fidelity Growth & Income (1)                    Growth & Income Portfolio
  High Income (1)                                 High Income Portfolio
  Index 500 (1)                                   Index 500 Portfolio
  Mid-Cap (1)                                     Mid Cap Portfolio
  Overseas (1), (3)                               Overseas Portfolio

  SUBACCOUNT                                   INVESTS EXCLUSIVELY IN SHARES OF
  --------------------------------------------------------------------------------------------------
                                               Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap (1)                          Franklin Small Cap Fund
  Franklin Small Cap Value Securities (1), (4)    Franklin Small Cap Value Securities Fund
  Franklin U.S. Government (1)                    Franklin U.S. Government Fund
  Mutual Shares Securities (1)                    Mutual Shares Securities Fund
  Templeton Growth Securities (1)                 Templeton Growth Securities Fund
                                               J.P. Morgan Series Trust II:
  Mid-Cap Value (1), (3)                          J.P. Morgan Mid Cap Value Portfolio
  Small Company (1), (3)                          J.P. Morgan Small Company Portfolio
                                               Summit Mutual Funds, Inc. - Pinnacle Series:
  S&P MidCap 400 Index (1)                        S&P MidCap 400 Index Portfolio
  Nasdaq 100 Index (1)                            Nasdaq - 100 Index Portfolio
  Russell 2000 Small Cap Index (1)                Russell 2000 Small Cap Index Portfolio
                                               T. Rowe Price Equity Series Inc.:
  Equity Income                                   Equity Income Portfolio
  Mid-Cap Growth                                  Mid-Cap Growth Portfolio
  New America Growth                              New America Growth Portfolio
  Personal Strategy Balanced                      Personal Strategy Balanced Portfolio

                                               T. Rowe Price International Series, Inc.:
  International Stock                             International Stock Portfolio

  (1) Commenced operations on October 1, 2001.
  (2) Formerly High Yield Bond.
  (3) Subaccount was inactive during 2001.
  (4) Formerly Franklin Value Securities.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first nine contract years. During the second through ninth contract years, this charge is not assessed on the first 10% of cash value surrendered. The amount charged is 8.5% of the amount surrendered during the first contract year and declines by .5% in each of the next five contract years, by 1% in the sixth year and by 2% for the next three contract years. No surrender charge is deducted if the partial surrender or surrender occurs after nine full contract years.

TRANSFER CHARGE: A transfer charge of $25 will be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%, High Grade Bond Portfolio - 0.30%, Strategic Yield Portfolio
- 0.45%, Managed Portfolio - 0.45%, Money Market Portfolio - 0.25%, and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2002:

                                                          COST OF      PROCEEDS
  SUBACCOUNT                                             PURCHASES    FROM SALES
  ------------------------------------------------------------------------------
  Ultra                                                 $    32,647  $       519
  Vista                                                      13,675          145
  Appreciation                                              251,462      258,706
  Disciplined Stock                                         122,018      225,577
  Dreyfus Growth & Income                                    80,575       68,929
  International Equity                                       24,602       28,495
  Dreyfus Small Cap                                         210,680      138,662
  Socially Responsible Growth                                17,197          146
  Blue Chip                                                 230,031      284,898
  High Grade Bond                                           414,937      192,804
  Strategic Yield                                           278,736      156,361
  Managed                                                   186,199       39,260
  Money Market                                            1,558,801    1,581,690
  Value Growth                                              147,027       76,660
  Contrafund                                                138,988       21,779
  Growth                                                    253,329       20,389
  Fidelity Growth & Income                                  102,460       19,588
  High Income                                                64,077        8,957
  Index 500                                                 111,109       10,734
  Mid-Cap                                                    40,603        4,158
  Overseas                                                   36,573          216
  Franklin Small Cap                                         74,398        1,245
  Franklin Small Cap Value Securities                        12,238        1,748
  Franklin U.S. Government                                  114,692       26,085
  Mutual Shares Securities                                  143,579       28,022
  Templeton Growth Securities                                91,066        3,126
  Mid-Cap Value                                              29,365        3,006
  Small Company                                              35,064          898
  S&P MidCap 400 Index                                      107,200        2,320
  Nasdaq 100 Index                                           85,315        2,098
  Russell 2000 Small Cap Index                               57,750        1,931
  Equity Income                                             220,297       98,581
  Mid-Cap Growth                                            103,088       59,176
  New America Growth                                         22,562       38,987
  Personal Strategy Balanced                                598,712      204,534
  International Stock                                        28,402        4,297

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2002 and 2001:

                                                PERIOD ENDED DECEMBER 31
                                           2002                                2001
                             ---------------------------------    --------------------------------
                                                        NET                                  NET
                                                     INCREASE                             INCREASE
  SUBACCOUNT                 PURCHASED   REDEEMED   (DECREASE)    PURCHASED   REDEEMED   (DECREASE)
  ------------------------------------------------------------------------------------------------
  Ultra                          3,056         15        3,041            2          -          2
  Vista                          1,345          2        1,343          121          2        119
  Appreciation                  24,290     27,468       (3,178)      32,468     30,681      1,787
  Disciplined Stock             14,444     28,784      (14,340)      21,118     17,525      3,593
  Dreyfus Growth & Income        7,239      7,007          232        8,794      5,672      3,122
  International Equity           2,323      3,118         (795)       6,411      4,534      1,877
  Dreyfus Small Cap             16,515     12,006        4,509       32,972     17,530     15,442
  Socially Responsible
     Growth                      2,133          8        2,125            -          -          -
  Blue Chip                     22,774     33,133      (10,359)      13,914     13,150        764
  High Grade Bond               30,418     14,883       15,535       39,370     10,495     28,875
  Strategic Yield               20,640     13,355        7,285       16,391      3,553     12,838
  Managed                       18,604      3,893       14,711        1,457          -      1,457
  Money Market                 141,452    143,487       (2,035)      64,461     62,220      2,241
  Value Growth                  12,911      7,146        5,765       11,655        751     10,904
  Contrafund                    14,304      2,308       11,996           88          -         88
  Growth                        27,040      2,102       24,938        1,740          -      1,740
  Fidelity Growth & Income      10,707      2,032        8,675        1,361          -      1,361
  High Income                    6,447        848        5,599           44          -         44
  Index 500                     11,069      1,071        9,998        2,033          -      2,033
  Mid-Cap                        4,071        365        3,706          757          -        757
  Overseas                       3,961          -        3,961            -          -          -
  Franklin Small Cap             7,623         83        7,540            3          3          -
  Franklin Small Cap Value
     Securities                  1,060        156          904          127          -        127
  Franklin U.S. Government      10,826      2,431        8,395          257          -        257
  Mutual Shares Securities      14,330      3,160       11,170           20          -         20
  Templeton Growth
     Securities                  8,470        260        8,210          173          -        173
  Mid-Cap Value                  2,907        306        2,601            -          -          -
  Small Company                  3,498         81        3,417            -          -          -
  S&P MidCap 400 Index           9,233        157        9,076           31          -         31
  Nasdaq 100 Index              11,903        173       11,730           55          -         55
  Russell 2000 Small Cap
     Index                       5,404        150        5,254          134          -        134
  Equity Income                 17,454      8,127        9,327       21,905      4,861     17,044
  Mid-Cap Growth                 8,184      4,482        3,702       11,351      8,467      2,884
  New America Growth             2,807      5,031       (2,224)       4,491      1,946      2,545
  Personal Strategy
     Balanced                   50,191     17,363       32,828       30,327     10,570     19,757
  International Stock            3,374        302        3,072        2,472      1,442      1,030

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2002 and 2001, and investment income ratios, ratios of expenses to average net assets, and total return ratios for the periods then ended:

                                                                  AS OF DECEMBER 31                        RATIO OF
                                                        --------------------------------   INVESTMENT    EXPENSES TO
                                                                    UNIT                     INCOME      AVERAGE NET      TOTAL
  SUBACCOUNT                                             UNITS    VALUE (4)   NET ASSETS    RATIO (1)     ASSETS (2)    RETURN (3)
  --------------------------------------------------------------------------------------------------------------------------------
  Ultra:
     2002                                                 3,042   $    8.35   $   25,401         0.22%          1.40%       (23.81)%
     2001 (5)                                                 2       10.96           22            -           1.40          9.60
  Vista:
     2002                                                 1,462        8.01       11,719         0.00           1.40        (20.85)
     2001 (5)                                               119       10.12        1,200            -           1.40          1.20
  Appreciation:
     2002                                               120,829        8.44    1,020,362         1.03           1.40        (17.90)
     2001                                               124,007       10.28    1,275,091         0.83           1.40        (10.61)
  Disciplined Stock:
     2002                                                95,549        6.86      655,485         0.63           1.40        (23.69)
     2001                                               109,889        8.99      987,949         0.42           1.40        (14.46)
  Dreyfus Growth & Income:
     2002                                                47,579        8.42      400,764         0.62           1.40        (26.40)
     2001 (5)                                            47,347       11.44      541,648         0.50           1.40         (7.14)
  International Equity:
     2002                                                20,832        7.42      154,566         3.00           1.40        (17.09)
     2001                                                21,627        8.95      193,575         0.87           1.40        (30.19)
  Dreyfus Small Cap:
     2002                                                83,224       10.31      857,992         0.04           1.40        (20.26)
     2001                                                78,715       12.93    1,017,506         0.46           1.40         (7.38)
  Socially Responsible Growth:
     2002                                                 2,125        7.28       15,467         0.05           1.40        (27.20)
     2001 (5)                                                 -           -            -            -              -             -
  Blue Chip:
     2002                                               128,567        7.83    1,006,570         1.60           1.40        (20.18)
     2001                                               138,926        9.81    1,362,960         1.57           1.40        (12.57)
  High Grade Bond:
     2002                                                89,292       12.47    1,113,341         4.90           1.40          6.86
     2001                                                73,757       11.67      860,453         6.07           1.40          7.66
  Strategic Yield:
     2002                                                67,585       11.16      754,493         7.01           1.40          4.01
     2001                                                60,300       10.73      647,255         7.88           1.40          7.73
  Managed:
     2002                                                16,168        9.66      156,203         0.54           1.40         (3.21)
     2001 (5)                                             1,457        9.98       14,531            -           1.40         (0.20)

                                                                  AS OF DECEMBER 31                        RATIO OF
                                                        --------------------------------   INVESTMENT    EXPENSES TO
                                                                    UNIT                     INCOME      AVERAGE NET      TOTAL
  SUBACCOUNT                                             UNITS    VALUE (4)   NET ASSETS    RATIO (1)     ASSETS (2)    RETURN (3)
  --------------------------------------------------------------------------------------------------------------------------------
  Money Market:
    2002                                                 18,280   $   10.99   $  200,937         1.14%          1.40%        (0.27)%
    2001                                                 20,315       11.02      223,826         3.32           1.40          2.13
  Value Growth:
    2002                                                 27,863       10.29      286,608         1.58           1.40        (11.67)
    2001                                                 22,099       11.65      257,345         1.32           1.40          5.53
  Contrafund:
    2002                                                 12,084        8.94      108,027         0.28           1.40        (10.60)
    2001 (5)                                                 88       10.00          878            -           1.40          0.00
  Growth:
    2002                                                 26,678        7.60      202,729         0.07           1.40        (31.10)
    2001 (5)                                              1,740       11.03       19,188            -           1.40         10.30
  Fidelity Growth & Income:
    2002                                                 10,037        8.83       88,654         0.43           1.40        (17.78)
    2001 (5)                                              1,361       10.74       14,624            -           1.40          7.40
  High Income:
    2002                                                  5,643       10.31       58,170         3.31           1.40          1.88
    2001 (5)                                                 44       10.12          450            -           1.40          1.20
  Index 500:
    2002                                                 12,031        8.31       99,923         0.41           1.40        (23.27)
    2001 (5)                                              2,033       10.83       22,024            -           1.40          8.30
  Mid-Cap:
    2002                                                  4,464        9.42       42,042         0.37           1.40        (11.22)
    2001 (5)                                                757       10.61        8,036            -           1.40          6.10
  Overseas:
    2002                                                  3,961        7.71       30,547         0.00           1.40        (22.90)
    2001 (5)                                                  -           -            -            -              -             -
  Franklin Small Cap:
    2002                                                  7,540        7.52       56,675         0.29           1.40        (29.65)
    2001 (5)                                                  -       10.69            -            -           1.40          6.90
  Franklin Small Cap Value Securities:
    2002                                                  1,031        9.91       10,215         0.53           1.40        (10.48)
    2001 (5)                                                127       11.07        1,408            -           1.40         10.70
  Franklin U.S. Government:
    2002                                                  8,652       10.73       92,860         3.30           1.40          8.27
    2001 (5)                                                257        9.91        2,546            -           1.40         (0.90)
  Mutual Shares Securities:
    2002                                                 11,189        8.73       97,677         1.03           1.40        (13.05)
    2001 (5)                                                 20       10.04          196            -           1.40          0.40
  Templeton Growth Securities:
    2002                                                  8,384        8.31       69,670         2.98           1.40        (19.63)
    2001 (5)                                                173       10.34        1,786            -           1.40          3.40

                                                                  AS OF DECEMBER 31                        RATIO OF
                                                        --------------------------------   INVESTMENT    EXPENSES TO
                                                                    UNIT                     INCOME      AVERAGE NET      TOTAL
  SUBACCOUNT                                             UNITS    VALUE (4)   NET ASSETS    RATIO (1)     ASSETS (2)    RETURN (3)
  --------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value:
    2002                                                  2,601   $   10.07   $   26,191         0.02%          1.40%         0.70%
    2001 (5)                                                  -           -            -            -              -             -
  Small Company:
    2002                                                  3,417        8.08       27,601         0.03           1.40        (19.20)
    2001 (5)                                                  -           -            -            -              -             -
  S&P MidCap 400 Index:
    2002                                                  9,107        9.63       87,665         0.19           1.40        (16.26)
    2001 (5)                                                 31       11.50          358         -              1.40         15.00
  Nasdaq 100 Index:
    2002                                                 11,784        6.41       75,543         0.00           1.40        (38.37)
    2001 (5)                                                 55       10.40          570         -              1.40          4.00
  Russell 2000 Small Cap Index:
    2002                                                  5,388        8.64       46,566         0.02           1.40        (22.16)
    2001 (5)                                                134       11.10        1,486         0.34           1.40         11.00
  Equity Income:
    2002                                                 50,725       10.59      537,121         1.66           1.40        (14.32)
    2001                                                 41,398       12.36      511,650         1.54           1.40          0.08
  Mid-Cap Growth:
    2002                                                 53,859       10.79      581,231         0.00           1.40        (22.37)
    2001                                                 50,157       13.90      697,010            -           1.40         (2.25)
  New America Growth:
    2002                                                 30,819        6.94      213,856         0.00           1.40        (29.33)
    2001                                                 33,043        9.82      324,378            -           1.40        (13.02)
  Personal Strategy Balanced:
    2002                                                110,760       10.53    1,166,810         2.65           1.40         (9.15)
    2001                                                 77,931       11.59      902,953         3.01           1.40         (3.74)
  International Stock:
    2002                                                 22,252        6.73      149,840         1.00           1.40        (19.50)
    2001                                                 19,180        8.36      160,292         1.96           1.40        (23.30)

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

  (4) There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

  (5) Subaccount commenced operations on October 1, 2001.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
EquiTrust Life Insurance Company

We have audited the accompanying balance sheets of EquiTrust Life Insurance Company as of December 31, 2002 and 2001, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of EquiTrust Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and in 2001 the Company changed its method of accounting for derivative instruments.

                                                 /s/ Ernst & Young LLP


Des Moines, Iowa
February 5, 2003

                        EQUITRUST LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                    DECEMBER 31,
                                                                             --------------------------
                                                                                 2002           2001
                                                                             ------------   -----------
ASSETS
Investments:
  Fixed maturities - available for sale, at market (amortized cost: 2002 -
    $1,377,395; 2001 - $631,199)                                             $  1,440,847   $   637,708
  Equity securities - available for sale, at market (cost: 2002 - $386)               386           -
  Mortgage loans on real estate                                                    88,381        29,383
  Policy loans                                                                     23,364        23,542
  Short-term investments                                                            6,198         3,557
                                                                             ------------   -----------
Total investments                                                               1,559,176       694,190

Cash and cash equivalents                                                          29,895       170,035
Accrued investment income                                                          11,075         6,857
Reinsurance recoverable                                                            30,124        34,649
Deferred policy acquisition costs                                                 178,933        93,903
Goodwill                                                                            1,231         1,231
Other assets                                                                        6,014         1,204
Assets held in separate accounts                                                   44,366        43,892


                                                                             ------------   -----------
        Total assets                                                         $  1,860,814   $ 1,045,961
                                                                             ============   ===========

                                                                                    DECEMBER 31,
                                                                             --------------------------
                                                                                 2002          2001
                                                                             ------------   -----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
       Interest sensitive and equity-indexed products                        $  1,572,178   $   714,837
       Traditional life insurance                                                  55,492        55,258
       Unearned revenue reserve                                                     1,595         1,244
    Other policy claims and benefits                                                6,498         6,485
                                                                             ------------   -----------
                                                                                1,635,763       777,824

  Other policyholders' funds:
    Supplementary contracts without life contingencies                              1,751         1,827
    Advance premiums and other deposits                                             9,646         9,593
    Accrued dividends                                                                 643           641
                                                                             ------------   -----------
                                                                                   12,040        12,061

  Amounts payable to affiliates                                                       857           681
  Current income taxes                                                              6,862         1,267
  Deferred income taxes                                                             8,605         2,328
  Other liabilities                                                                27,056       133,567
  Liabilities related to separate accounts                                         44,366        43,892
                                                                             ------------   -----------
       Total liabilities                                                        1,735,549       971,620

Stockholder's equity:
  Common stock, par value $1,500 per share - authorized 2,500 shares, issued
    and outstanding 2,000 shares                                                    3,000         3,000
  Additional paid-in capital                                                       88,817        63,817
  Accumulated other comprehensive income                                           20,832         2,735
  Retained earnings                                                                12,616         4,789
                                                                             ------------   -----------
    Total stockholder's equity                                                    125,265        74,341
                                                                             ------------   -----------
       Total liabilities and stockholder's equity                            $  1,860,814   $ 1,045,961
                                                                             ============   ===========

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                       YEAR ENDED DECEMBER 31,
                                                                   --------------------------------
                                                                     2002        2001        2000
                                                                   --------    --------    --------
Revenues:
  Interest sensitive product charges                               $ 13,490    $  8,237    $    677
  Traditional life insurance premiums                                 4,996       3,688           -
  Net investment income                                              78,427      20,566       3,269
  Derivative income (loss)                                           (9,819)      1,132           -
  Realized losses on investments                                     (3,631)       (610)       (139)
  Other income                                                          284          57         148
                                                                   --------    --------    --------
    Total revenues                                                   83,747      33,070       3,955
Benefits and expenses:
  Interest sensitive product benefits                                51,520      18,189       1,008
  Traditional life insurance benefits                                 4,306       3,145           -
  Increase (decrease) in traditional life future policy benefits         22         (41)          -
  Distributions to participating policyholders                        1,229         837           -
  Underwriting, acquisition and insurance expenses                   14,785       5,694       2,603
                                                                   --------    --------    --------
    Total benefits and expenses                                      71,862      27,824       3,611
                                                                   --------    --------    --------
                                                                     11,885       5,246         344
Income tax expense (benefit)                                          4,058       1,989         (74)
                                                                   --------    --------    --------
Income before cumulative effect of change in accounting               7,827       3,257         418
  principle
Cumulative effect of change in accounting for derivative
  instruments                                                             -          31           -
                                                                   --------    --------    --------
Net income                                                         $  7,827    $  3,288    $    418
                                                                   ========    ========    ========

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                         ACCUMULATED
                                                           ADDITIONAL       OTHER                       TOTAL
                                                 COMMON      PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
                                                  STOCK      CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                                --------   ----------   -------------    --------   -------------
Balance at January 1, 2000                      $  3,000   $   28,998   $      (1,523)   $  1,083   $      31,558
  Comprehensive income:
    Net income for 2000                                -            -               -         418             418
    Change in net unrealized investment
       gains/losses                                    -            -           1,344           -           1,344
                                                                                                    -------------
  Total comprehensive income                                                                                1,762
                                                --------   ----------   -------------    --------   -------------
Balance at December 31, 2000                       3,000       28,998            (179)      1,501          33,320
  Comprehensive income (loss):
    Net income for 2001                                -            -               -       3,288           3,288
    Cumulative effect of change in accounting
       for derivative instruments                      -            -             (31)          -             (31)
    Change in net unrealized investment
       gains/losses                                    -            -           2,945           -           2,945
                                                                                                    -------------
  Total comprehensive income                                                                                6,202
  Capital contributions from parent                    -       34,819               -           -          34,819
                                                --------   ----------   -------------    --------   -------------
Balance at December 31, 2001                       3,000       63,817           2,735       4,789          74,341
  Comprehensive income:
     Net income for 2002                               -            -               -       7,827           7,827
     Change in net unrealized investment
       gains/losses                                    -            -          18,097           -          18,097
                                                                                                    -------------
  Total comprehensive income                                                                               25,924
  Capital contributions from parent                    -       25,000               -           -          25,000
                                                --------   ----------   -------------    --------   -------------
Balance at December 31, 2002                    $  3,000   $   88,817   $      20,832    $ 12,616   $     125,265
                                                ========   ==========   =============    ========   =============

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                              YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------
                                                                       2002           2001          2000
                                                                   ------------    ----------    ----------
OPERATING ACTIVITIES
Net income                                                         $      7,827    $    3,288    $      418
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Adjustments related to interest sensitive products:
      Interest credited to account balances, excluding bonus
         interest                                                        45,143        13,703           927
      Charges for mortality and administration                          (13,247)       (8,178)         (763)
      Deferral of unearned revenues                                         367           256            68
      Amortization of unearned revenue reserve                              (16)            2            (1)
   Provision for amortization                                            (9,469)          154            90
   Realized losses on investments                                         3,631           610           139
   Increase (decrease) in traditional life benefit accruals .                22           (41)            -
   Policy acquisition costs deferred                                   (102,760)      (36,714)       (2,630)
   Amortization of deferred policy acquisition costs                      7,708           399            74
   Provision for deferred income taxes                                   (3,468)          554           408
   Other                                                                 20,851       (12,707)         (740)
                                                                   ------------    ----------    ----------
Net cash used in operating activities                                   (43,411)      (38,674)       (2,010)

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
   Fixed maturities - available for sale                                109,265        37,489         4,821
   Mortgage loans on real estate                                          4,824         1,487             -
   Policy loans                                                           3,617         2,771           122
   Short-term investments - net                                               -         1,358         2,333
                                                                   ------------    ----------    ----------
                                                                        117,706        43,105         7,276
Acquisition of investments:
   Fixed maturities - available for sale                               (976,015)     (241,437)       (2,373)
   Equity securities - available for sale                                  (386)            -             -
   Mortgage loans on real estate                                        (63,660)       (1,600)            -
   Policy loans                                                          (3,439)       (2,383)         (198)
   Short-term investments - net                                          (2,641)            -             -
                                                                   ------------    ----------    ----------
                                                                     (1,046,141)     (245,420)       (2,571)
Net cash received in coinsurance transaction                                  -           340             -
                                                                   ------------    ----------    ----------
Net cash provided by (used in) investing activities                    (928,435)     (201,975)        4,705

                                                                              YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------
                                                                       2002           2001          2000
                                                                   ------------    ----------    ----------
FINANCING ACTIVITIES
Receipts from interest sensitive, equity-indexed and variable
   products credited to policyholder account balances              $    871,891    $  424,323    $   20,991
 Return of policyholder account balances on interest sensitive,
   equity-indexed and variable products                                 (65,185)      (34,429)      (24,145)
Capital contributions from parent                                        25,000        20,000             -
                                                                   ------------    ----------    ----------
Net cash provided by (used in) financing activities                     831,706       409,894        (3,154)
                                                                   ------------    ----------    ----------
Increase (decrease) in cash and cash equivalents                       (140,140)      169,245          (459)
Cash and cash equivalents at beginning of year                          170,035           790         1,249
                                                                   ------------    ----------    ----------
Cash and cash equivalents at end of year                           $     29,895    $  170,035    $      790
                                                                   ============    ==========    ==========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid (received) for income taxes during the year              $      1,931    $     (326)   $      280

Non-cash operating activity - deferral of bonus interest
   credited to account balances                                          19,079         5,241             -

                             See accompanying notes.

                        EQUITRUST LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

EquiTrust Life Insurance Company (we or the Company), a wholly-owned subsidiary of Farm Bureau Life Insurance Company (Farm Bureau Life) which, in-turn, is wholly-owned by FBL Financial Group, Inc., operates in the life insurance industry. We market our products, which consist primarily of variable universal life insurance policies and variable annuity contracts, to individuals primarily through alliances with other Farm Bureau organizations, other insurers and a regional broker-dealer. We are licensed to do business in 44 states and the District of Columbia. We assume through coinsurance agreements a percentage of certain business written by American Equity Investment Life Insurance Company (American Equity) and National Travelers Life Company (NTL).

ACCOUNTING CHANGES

As discussed in the "Goodwill" section that follows, effective January 1, 2002 we changed our method of accounting for goodwill.

In November 2002, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." Interpretation No. 45 requires that a guarantor recognize, at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The recognition provisions of this Interpretation are applicable to guarantees issued or modified after December 31, 2002. We do not anticipate that we will enter into any guarantees that would require recognition as a liability, and accordingly, do not expect the impact of this Interpretation to be material to our financial statements.

Effective January 1, 2001, we adopted Statement of Financial Accounting Standards (Statement) No. 133, "Accounting for Derivative Instruments and Hedging Activities" and Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." Statement No. 133 requires companies to record derivatives on the balance sheet as assets or liabilities, measured at fair value. Accounting for gains or losses resulting from changes in the values of those derivatives is dependent on the use of the derivative and whether it qualifies for hedge accounting. Without hedge accounting, these gains or losses are recorded as a component of net income. Statement No. 133 also allowed companies to transfer securities classified as held for investment to either available-for-sale or trading categories in connection with the adoption of the new standard. Statement No. 138 amends Statement No. 133 to clarify the appropriate accounting for certain hedging transactions.

We have the following three different forms of derivatives on our balance sheets which are subject to Statement No. 133:
- the feature of a convertible fixed maturity security that allows the conversion of a fixed maturity security into an equity security is considered an embedded derivative,
- the rights of an equity-indexed annuity contract holder to participate in the index returns available under the contract are considered embedded derivatives, and
- our reinsurance recoverable as it relates to call options purchased to fund returns to equity-indexed annuity contract holders is considered an embedded derivative.

These derivatives are described more fully in this note under the captions "Investments - Fixed Maturities and Equity Securities," "Reinsurance Recoverable" and "Future Policy Benefits."

The cumulative effect of adopting these Statements on net income was $31,000 in 2001. This amount represents the difference in accumulated net unrealized capital gains (losses) on the date of adoption, net of tax, resulting from the change in accounting for the conversion features embedded in our convertible fixed maturity securities. Income before cumulative effect of change in accounting for derivative instruments for 2001 was approximately $33,000 less than what would have been recorded without the accounting change due to a decrease in the fair value of these conversion features during the period. The impact of the accounting change on 2001 income relating to the equity-indexed annuity derivatives was not quantified, but is not believed to be material to our financial position or results of operations.

In addition to the embedded derivatives noted above, we have modified coinsurance arrangements on certain variable annuity and variable life insurance business under which the ceding company withholds funds. The funds withheld pertain to the portion of the contract holder's funds allocated to the variable contract's declared interest option. The investment return earned by the assuming company is based on a referenced pool of fixed maturity securities held by the ceding company. Currently, there are varying interpretations as to whether or not these funds withheld arrangements give rise to an embedded derivative to be accounted for separate from the debt host. For accounting purposes, we do not treat these funds withheld arrangements as containing an embedded derivative. It is anticipated that the FASB will provide guidance on this issue during 2003. If it is determined that our modified coinsurance agreements contain embedded derivatives, we will be required to estimate the fair value of the embedded derivatives at each balance sheet date and changes in the fair values of the derivatives will be recorded as income or expense. At December 31, 2002, funds withheld on variable business assumed by us totaled $4,391,000 and funds withheld on variable business ceded by us totaled $3,148,000. We have not quantified the impact on our financial statements if we accounted for our modified coinsurance contracts as having an embedded derivative. However, the impact is not expected to be material due to the relatively small balances of funds withheld.

INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

All of our fixed maturity securities, comprised of bonds, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

Equity securities, comprised of common stocks, are designated as "available for sale" and reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder's equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income or loss.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value in the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of equity securities are based on the latest quoted market prices, or for those not readily marketable, generally at values which are representative of the market values of comparable issues.

CASH AND CASH EQUIVALENTS

For purposes of our statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

During 2002 and 2001, we assumed under a coinsurance agreement, certain equity-indexed annuity contracts issued by American Equity. The call options used to fund the index credits on the equity-indexed annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable on the balance sheets. This component of the reinsurance contract is an embedded derivative and we record our share of the call options at market value. Our share of the call options totaled $17,176,000 at December 31, 2002 and $9,007,000 at December 31, 2001. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss) on our statements of income. See Note 4, "Reinsurance," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs includes certain costs of acquiring new insurance business, principally commissions, first-year bonus interest and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. For participating traditional life insurance and interest sensitive products (principally universal life insurance policies and annuity contracts), these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Effective January 1, 2002, we adopted Statement No. 141, "Business Combinations," and Statement No. 142, "Goodwill and Other Intangible Assets." Under these Statements, goodwill is not amortized but is subject to annual impairment tests in accordance with the Statements. In addition, Statement No. 142 requires the identification and amortization of certain intangible assets that had previously been included as a component of goodwill. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2002. In addition, we have no intangible assets included as a component of goodwill that require separate accounting.

Through December 31, 2001, goodwill was being amortized on a straight-line basis generally over a period of 20 years. The carrying value of goodwill was regularly reviewed for indicators of impairment in value, which in the view of management were other than temporary. If facts and circumstances suggested that goodwill was impaired, we assessed the fair value of the underlying business and would have reduced goodwill to an amount that resulted in the book value of the underlying business approximating fair value. We did not record any impairments in 2001 or 2000.

Goodwill totaled $1,231,000 at December 31, 2002 and 2001. On a pro forma basis without goodwill amortization, net income for 2001 would have been $3,365,000 and for 2000 would have been $495,000.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for equity-indexed products are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive product benefits. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 4.00% to 5.75% in 2002, from 5.25% to 5.75% in 2001 and from 5.00% to 5.75% in 2000. For interest sensitive products assumed from American Equity and NTL, interest crediting rates ranged from 3.50% to 12.00% in 2002 and from 4.80% to 12.00% in 2001. A portion of the interest assumed from American Equity ($19,079,000 in 2002 and $5,241,000 in 2001) represents an additional interest credit on first-year premiums, payable until the first contract anniversary date (first-year bonus interest). These amounts have been deferred as policy acquisition costs.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.50% to 5.50%. The average rate of assumed investment yields used in estimating gross margins was 7.00% in 2002 and 2001. Accrued dividends for participating business assumed from NTL are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of NTL's Board of Directors. Participating business accounted for less than 1.0% of direct receipts from policyholders during 2002 and 2001 and represented less than 1.0% of life insurance in force at December 31, 2002 and 2001.

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on interest sensitive products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $25,000 at December 31, 2002 and December 31, 2001 to cover estimated future assessments on known insolvencies. We had assets of $25,000 at December 31, 2002 and $36,000 at December 31, 2001 representing estimated premium tax offsets on paid and future assessments. Expenses (credits) incurred for guaranty fund assessments, net of related premium tax offsets, totaled ($2,000) in 2002, $4,000 in 2001 and ($4,000) in 2000. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2003 and substantially all the related future premium tax offsets will be realized during the six year period ending December 31, 2008. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of income.

GUARANTY

Farm Bureau Life has guaranteed that it will maintain a minimum statutory capitalization level for us, sufficient to maintain a favorable statutory risk based capital ratio. Any increase in capital to maintain the ratio would result in an increase in our parent's investment in us.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, equity-indexed and variable products consist of policy charges for the cost of insurance, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. Expenses related to these products include interest or index amounts credited to policyholder account balances, changes in the reserves for the embedded derivatives in the equity-indexed annuities, benefit claims incurred in excess of policyholder account balances and amortization of deferred policy acquisition costs.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME

Unrealized gains and losses on our available-for-sale securities are included in accumulated other comprehensive income in stockholder's equity. Also included in comprehensive income for 2001 is ($31,000) resulting from the change in accounting for the conversion features embedded in our convertible fixed maturity securities on the date of adoption of Statement No. 133. Other comprehensive income excludes net investment losses included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $2,105,000 in 2002, $141,000 in 2001 and $90,000 in 2000. These
amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs and unearned revenue reserve totaling $1,555,000 in 2002, $471,000 in 2001 and $49,000 in 2000.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

2.   INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

                                                                GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      ESTIMATED
                                            AMORTIZED COST      GAINS       LOSSES      MARKET VALUE
                                            --------------   ----------   ----------    ------------
                                                              (DOLLARS IN THOUSANDS)
DECEMBER 31, 2002
Bonds:
  United States Government and agencies .   $      159,482   $      611   $   (3,077)   $    157,016
  State, municipal and other governments            12,781        1,481         (333)         13,929
  Public utilities                                  20,429        2,046         (280)         22,195
  Corporate securities                             264,167       20,733       (3,166)        281,734
  Mortgage and asset-backed securities             920,536       45,693         (256)        965,973
                                            --------------   ----------   ----------    ------------
Total fixed maturities                      $    1,377,395   $   70,564   $   (7,112)   $  1,440,847
                                            ==============   ==========   ==========    ============

Equity securities                           $          386   $        -   $        -    $        386
                                            ==============   ==========   ==========    ============

DECEMBER 31, 2001
Bonds:
  United States Government and agencies .   $       91,292   $       70   $        -    $     91,362
  State, municipal and other governments            10,006          203           (1)         10,208
  Public utilities                                  21,179          652         (137)         21,694
  Corporate securities                             219,993        5,892       (1,642)        224,243
  Mortgage and asset-backed securities             288,729        2,090         (618)        290,201
                                            --------------   ----------   ----------    ------------
Total fixed maturities                      $      631,199   $    8,907   $   (2,398)   $    637,708
                                            ==============   ==========   ==========    ============

Short-term investments have been excluded from the above schedule as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  ESTIMATED
                                                               AMORTIZED COST   MARKET VALUE
                                                               --------------   ------------
                                                                  (DOLLARS IN THOUSANDS)
Due in one year or less                                        $       10,809   $     10,500
Due after one year through five years                                  86,171         92,197
Due after five years through ten years                                116,512        126,155
Due after ten years                                                   243,367        246,022
                                                               --------------   ------------
                                                                      456,859        474,874
Mortgage and asset-backed securities                                  920,536        965,973
                                                               --------------   ------------
                                                               $    1,377,395   $  1,440,847
                                                               ==============   ============

Net unrealized investment gains on equity securities and fixed maturity securities classified as available for sale and recorded directly to stockholder's equity were comprised of the following:

                                                                     DECEMBER 31,
                                                               ------------------------
                                                                  2002          2001
                                                               ----------    ----------
                                                                (DOLLARS IN THOUSANDS)
Unrealized appreciation on fixed maturity and equity
  securities available for sale                                $   63,452    $    6,509
Adjustment for assumed changes in amortization pattern of
  deferred policy acquisition
costs                                                             (31,402)       (2,301)
Provision for deferred income taxes                               (11,218)       (1,473)
                                                               ----------    ----------
Net unrealized investment gains                                $   20,832    $    2,735
                                                               ==========    ==========

The changes in net unrealized investment gains/losses are recorded net of deferred income taxes and adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs totaling $38,846,000 in 2002 and $3,869,000 in 2001. The changes in net unrealized investment gains/losses are net of deferred income taxes totaling $724,000 in 2000.

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------
                                                                 2002        2001        2000
                                                               --------    --------    --------
                                                                    (DOLLARS IN THOUSANDS)
Fixed maturity securities - available for sale                 $ 72,308    $ 15,345    $  3,098
Equity securities - available for sale                                3           -           -
Mortgage loans on real estate                                     4,477       1,641           -
Policy loans                                                      1,429         960           -
Short-term investments, cash and cash equivalents                 1,339         517         267
Other                                                               818       2,520           3
                                                               --------    --------    --------
                                                                 80,374      20,983       3,368
Less investment expenses                                         (1,947)       (417)        (99)
                                                               --------    --------    --------
Net investment income                                          $ 78,427    $ 20,566    $  3,269
                                                               ========    ========    ========

Other investment income in 2001 includes $2,504,000 earned in connection with the American Equity coinsurance agreement on investment income due but not yet received under the terms of the reinsurance agreement.

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation on investments are summarized below:

                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------
                                                                 2002        2001        2000
                                                               --------    --------    --------
                                                                    (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities - available for sale                          $ (3,660)   $   (612)   $   (139)
Mortgage loans on real estate                                        29           -           -
Short-term investments                                                -           2           -
                                                               --------    --------    --------
Realized losses on investments                                 $ (3,631)   $   (610)   $   (139)
                                                               ========    ========    ========

UNREALIZED
Change in unrealized appreciation of fixed maturities -
  available for sale                                           $ 56,943    $  6,783    $  2,068
                                                               ========    ========    ========

An analysis of sales, maturities and principal repayments of our fixed maturities classified as available for sale portfolio is as follows:

                                                                                GROSS REALIZED   GROSS REALIZED
                                                               AMORTIZED COST        GAINS           LOSSES         PROCEEDS
                                                               --------------   --------------   --------------    ----------
                                                                                   (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002
Scheduled principal repayments and calls                       $       61,514   $            -   $            -    $   61,514
Sales                                                                  47,786              667             (702)       47,751
                                                               --------------   --------------   --------------    ----------
     Total                                                     $      109,300   $          667   $         (702)   $  109,265
                                                               ==============   ==============   ==============    ==========

YEAR ENDED DECEMBER 31, 2001
Scheduled principal repayments and calls                       $       20,541   $            -   $            -    $   20,541
Sales                                                                  17,560              442           (1,054)       16,948
                                                               --------------   --------------   --------------    ----------
     Total                                                     $       38,101   $          442   $       (1,054)   $   37,489
                                                               ==============   ==============   ==============    ==========

YEAR ENDED DECEMBER 31, 2000
Scheduled principal repayments and calls                       $        2,956   $            -   $            -    $    2,956
Sales                                                                   2,004                1             (140)        1,865
                                                               --------------   --------------   --------------    ----------
     Total                                                     $        4,960   $            1   $         (140)   $    4,821
                                                               ==============   ==============   ==============    ==========

Realized losses on fixed maturities totaling $3,625,000 in 2002 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities. Approximately $3,322,000 of the realized losses in 2002 were from securities issued by or affiliated with WorldCom Inc., including $1,927,000 of losses assumed from a variable alliance partner. There were no impairments in 2001 and 2000.

Income taxes include a credit of $1,271,000 in 2002, $214,000 in 2001 and $49,000 in 2000 for the tax effect of realized gains and losses on investments.

OTHER

At December 31, 2002, affidavits of deposits covering investments with a carrying value totaling $1,549,961,000 were on deposit with state agencies to meet regulatory requirements.

At December 31, 2002, we had committed to provide additional funding for mortgage loans on real estate aggregating $19,498,000. These commitments arose in the normal course of business at terms that are comparable to similar investments.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2002 include fixed maturity securities totaling $60,000.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2002.

During 2001, our parent contributed fixed maturity securities to us with a book value of $14,819,000 and fair value of $14,810,000. This capital contribution was recorded at book value. The securities were subsequently classified as available for sale and marked to market.

During 2000, we sold one fixed maturity security with an estimated fair value of $422,000 to our parent. We recognized a loss of $78,000 on the sale.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.

EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

MORTGAGE LOANS ON REAL ESTATE AND POLICY LOANS: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the equity-indexed annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                                          DECEMBER 31,
                                                               ---------------------------------------------------------------
                                                                              2002                             2001
                                                               ------------------------------   ------------------------------
                                                                CARRYING VALUE    FAIR VALUE     CARRYING VALUE    FAIR VALUE
                                                               ---------------   ------------   ---------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities - available for sale                          $     1,440,847   $  1,440,847   $       637,708   $    637,708
Equity securities - available for sale                                     386            386                 -              -
Mortgage loans on real estate                                           88,381         97,131            29,383         29,680
Policy loans                                                            23,364         28,036            23,542         25,585
Cash and short-term investments                                         36,093         36,093           173,592        173,592
Reinsurance recoverable                                                 17,176         17,176             9,007          9,007
Assets held in separate accounts                                        44,366         44,366            43,892         43,892

LIABILITIES
Future policy benefits                                         $     1,407,352   $  1,238,077   $       552,217   $    485,971
Other policyholders' funds                                              11,374         11,374            11,400         11,400
Liabilities related to separate accounts                                44,366         40,048            43,892         39,683

4.   Reinsurance

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $100,000 of coverage per individual life. Amounts in excess of $100,000 are ceded to our parent, Farm Bureau Life. We do not use financial or surplus relief reinsurance. Life insurance in force ceded totaled $318,399,000 (59.9% of direct life insurance in force) at December 31, 2002 and $267,443,000 (60.0% of direct life insurance in force) at December 31, 2001.

In addition to the cession of risks in excess of specific retention limits, we also have reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we pay the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return pay us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners pay us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

Certain business has been reinsured to Clarica Life Insurance Company U.S. (Clarica Life-U.S.) under an assumption reinsurance agreement. Under the agreement, Clarica Life-U.S. agreed to use its best efforts to secure appropriate policyholder and regulatory approvals to effectuate the transfer of risk from us to Clarica Life-U.S. State rules and regulations require different levels of approval with respect to such transfers. To date, we have not received appropriate policyholder and/or regulatory approval to novate all the risk under assumption reinsurance. As a result, this business has been treated as being reinsured under indemnity reinsurance arrangements for the fiscal years ended December 31, 2002, 2001 and 2000.

In total, insurance premiums and product charges have been reduced by $1,302,000 in 2002, $1,203,000 in 2001 and $1,074,000 in 2000 and insurance benefits have been reduced by $560,000 in 2002, $837,000 in 2001 and $749,000 in 2000 as a
result of cession agreements.

During 2001, we entered into a coinsurance agreement with American Equity whereby we assumed 70% of certain fixed and equity-indexed annuity business written by American Equity from August 1, 2001 to December 31, 2001 and 40% of certain annuity business written during 2002. The agreement also provides for reinsuring 40% of certain new annuity business written by American Equity during 2003. The reinsurance of the business written prior to October 1, 2001 was accounted for as the acquisition of an in force block of business on October 1, 2001. With the reinsurance of the in force block, we recorded cash and reinsurance recoverable totaling $120,391,000, deferred acquisition costs of $18,313,000 and policy liabilities of $138,704,000. Premiums collected on this assumed business, not included in revenues in the statements of income, totaled $837,925,000 in 2002 and $280,016,000 in the fourth quarter of 2001.

The equity-indexed annuity products assumed from American Equity guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium assumed from American Equity is invested in investment grade fixed income securities to cover our share of the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of call options on the applicable market indexes to fund the index credits due to the equity-indexed annuity contract holders. As described in Note 1, "Significant Accounting Policies - Reinsurance Recoverable," the call options are purchased by and maintained on the books of American Equity and we record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss).

All of the call options are one-year options, the terms of which are closely matched with the equity-indexed annuity terms that define the amount of index credits payable under the contract at the next anniversary date. On the respective anniversary dates of the equity-indexed contracts, the market index used to compute the annual index credits is reset and we, through American Equity, purchase new one-year call options to fund the next annual index credit. American Equity manages the cost of these purchases through the terms of the equity-indexed annuities, which permit American Equity to change annual participation rates, asset fees, and/or caps, subject to guaranteed minimums. By reducing participation rates and caps, or increasing asset fees, American Equity can limit option costs to budgeted amounts except in cases where the minimum guarantees prevent further reductions in these contract terms.

The reserve for equity-indexed annuity contracts includes a series of embedded derivatives that represent the contact holder's right to participate in index returns over the lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date.

Effective May 1, 2001, we entered into a coinsurance agreement with NTL whereby we assumed 90% of NTL's traditional life, universal life and annuity business in force. In addition, we assume 50% of NTL's traditional life, universal life and annuity business issued after May 1, 2001. We received investments and other assets in consideration for the policy liabilities assumed. Assets and liabilities recorded in connection with this agreement as of May 1, 2001, were as follows (dollars in thousands):

ASSETS
Investments                                          $  299,252
Cash                                                        340
Deferred policy acquisition costs                        32,539
Other assets                                              5,048
                                                     ----------
     Total                                           $  337,179
                                                     ==========

LIABILITIES
Policy liabilities and accruals                      $  324,592
Other policyholder funds                                 11,872
Other liabilities                                           715

                                                     ----------
     Total                                           $  337,179
                                                     ==========

In addition to these reinsurance assumption agreements, we also assume variable annuity business from American Equity and two other alliance partners through modified coinsurance arrangements. Variable life business is also assumed from one of these partners through a similar modified coinsurance arrangement.

Life insurance in force assumed totaled $1,999,178,000 (90.4% of total life insurance in force) at December 31, 2002 and $1,944,915,000 (91.6% of total life insurance in force) at December 31, 2001. In total, premiums and product charges assumed totaled $17,365,000 in 2002, $10,937,000 in 2001 and $102,000 in 2000.

5.   INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

Income tax expenses (credits) are included in the financial statements as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2002        2001        2000
                                                              --------    --------    --------
                                                                   (DOLLARS IN THOUSANDS)
Taxes provided in statements of income:
   Current                                                    $  7,526    $  1,435    $   (482)
   Deferred                                                     (3,468)        554         408
                                                              --------    --------    --------
                                                                 4,058       1,989         (74)

Cumulative effect of change in accounting for derivative
   instruments - deferred                                            -          16           -

Taxes provided in statement of changes in stockholder's
   equity:
   Cumulative effect of change in accounting for derivative
     instruments - deferred                                          -         (16)          -
   Change in net unrealized investment gains/losses -
     deferred                                                    9,745       1,584         724
                                                              --------    --------    --------
                                                                 9,745       1,568         724
                                                              --------    --------    --------
                                                              $ 13,803    $  3,573    $    650
                                                              ========    ========    ========

The effective tax rate on income before income taxes and cumulative effect of change in accounting principle is different from the prevailing federal income tax rate as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2002        2001        2000
                                                              --------    --------    --------
                                                                   (DOLLARS IN THOUSANDS)
Income before income taxes and cumulative effect of change
   in accounting principle                                    $ 11,885    $  5,246    $    344
                                                              ========    ========    ========

Income tax at federal statutory rate (35%)                    $  4,160    $  1,836    $    120
Tax effect (decrease) of:
   Tax-exempt dividend income                                      (69)        (51)       (217)
   Adjustment to tax-exempt dividend income                          -         160           -
   Other items                                                     (33)         44          23
                                                              --------    --------    --------
Income tax expense (benefit)                                  $  4,058    $  1,989    $    (74)
                                                              ========    ========    ========

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                                            DECEMBER 31,
                                                                                     ------------------------
                                                                                        2002          2001
                                                                                     ------------------------
                                                                                      (DOLLARS IN THOUSANDS)
Deferred income tax liabilities:
   Fixed maturity securities                                                         $   23,250    $    2,305
   Deferred policy acquisition costs                                                     53,743        26,896
   Other                                                                                    351           785
                                                                                     ----------    ----------
                                                                                         77,344        29,986

Deferred income tax assets:
   Future policy benefits                                                               (65,933)      (26,019)
   Recoverable from reinsurers                                                             (992)         (359)
   Transfers to separate accounts                                                          (923)       (1,109)
   Other                                                                                   (891)         (171)
                                                                                     ----------    ----------
                                                                                        (68,739)      (27,658)
                                                                                     ----------    ----------
Deferred income tax liability                                                        $    8,605    $    2,328
                                                                                     ==========    ==========

6.   CREDIT ARRANGEMENT

As an investor in the Federal Home Loan Bank (FHLB), we have the ability to borrow $7,724,000 from the FHLB at December 31, 2002. Collateral would need to be deposited with the FHLB in order to access this borrowing capacity. We did not have any borrowings on this line of credit or any collateral on deposit with the FHLB at December 31, 2002 and 2001.

7.   RETIREMENT PLANS

We participate with several affiliates in various defined benefit plans covering substantially all of our employees. The benefits of these plans are based primarily on years of service and employees' compensation. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $99,000 in 2002, $115,000 in 2001 and $101,000 in 2000.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Prior to 2002, we contributed FBL Financial Group, Inc. stock in the amount equal to 50% of an employee's contributions up to 4% of the annual salary contributed by the employees. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Related expense totaled $17,000 in 2002, $10,000 in 2001 and $9,000 in 2000.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense aggregated $1,000 for 2002 and 2001 and $3,000 for 2000.

8.   MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation, the majority owner of FBL Financial Group, Inc., and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management

Corporation, a wholly-owned subsidiary of the Iowa Farm Bureau Federation, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $384,000 in 2002, $359,000 in 2001 and $531,000 in 2000 for these services.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $82,000 during 2002, $77,000 during 2001 and $80,000 during 2000 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $1,144,000 during 2002, $262,000 during 2001 and $44,000 during 2000 relating to these services.

9.   COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2002, management is not aware of any claims for which a material loss is reasonably possible. Clarica Life -U.S., as part of the sale agreement for the Company, has assumed all accrued, absolute and contingent liabilities that may arise out of or related to, the business with us prior to December 30, 1997.

Effective January 1, 2001, we switched our insurance coverage for employee health and welfare claims from indemnity insurance primarily to self-insurance. However, claims in excess of self-insurance levels are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2002 are as follows: 2003 - $46,000; 2004 - $48,000; 2005 -
$48,000; 2006 - $48,000; 2007 - $48,000 and thereafter, through 2013 - $277,000.
Rent expense for the lease totaled $64,000 in 2002, $62,000 in 2001 and $98,000 in 2000.

10.  STATUTORY INFORMATION

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business, including certain commission and expense allowances on reinsurance assumed, are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves for certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; and
(j) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income (loss), as determined in accordance with statutory accounting practices, was $10,619,000 in 2002, ($23,191,000) in 2001 and ($370,000) in
2000. The net loss in 2001 is primarily attributable to the payment of ceding commissions on the NTL and American Equity coinsurance transactions. Our statutory net gain (loss) from operations, which excludes realized gains and losses, totaled $12,090,000 in 2002, ($22,537,000) in 2001 and ($291,000) in
2000. Our total statutory capital and surplus was $78,287,000 at December 31, 2002 and $43,692,000 at December 31, 2001.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa insurance commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. During 2003, we could pay dividends to our parent company of approximately $12,090,000 without prior approval of insurance regulatory authorities.

11.  SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) traditional annuity, (2) traditional and universal life insurance and
(3) variable. We also have corporate capital that is aggregated into a corporate and other segment.

The traditional annuity segment consists of traditional annuities, equity-indexed annuities and supplementary contracts (some of which involve life contingencies). Traditional and equity-indexed annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Traditional annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With traditional annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With equity-indexed annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of investments and related investment income not specifically allocated to our product segments.

  Financial information concerning our operating segments is as follows:

                                                                       YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
                                                                  2002            2001          2000
                                                              ------------    ------------    --------
                                                                       (DOLLARS IN THOUSANDS)
  Operating revenues:
    Traditional annuity                                       $     53,039    $     10,266    $  1,367
    Traditional and universal life                                  30,849          20,680           -
    Variable                                                         2,961           1,727         948
    Corporate and other                                                529           1,007       1,779
                                                              ------------    ------------    --------
                                                                    87,378          33,680       4,094
  Realized losses on investments (A)                                (3,631)           (610)       (139)
                                                              ------------    ------------    --------
    Total revenues                                            $     83,747    $     33,070    $  3,955
                                                              ============    ============    ========

  Net investment income:
    Traditional annuity                                       $     61,795    $      8,995    $  1,342
    Traditional and universal life                                  15,999          10,362           -
    Variable                                                           445             273         148
    Corporate and other                                                188             936       1,779
                                                              ------------    ------------    --------
       Total                                                  $     78,427    $     20,566    $  3,269
                                                              ============    ============    ========

   Amortization:
    Traditional annuity                                       $     (7,579)   $         70    $      5
    Traditional and universal life                                  (1,805)             (2)          -
    Variable                                                           (54)             79          77
    Corporate and other                                                (31)              7           8
                                                              ------------    ------------    --------
       Total                                                  $     (9,469)   $        154    $     90
                                                              ============    ============    ========

   Pre-tax operating income (loss):

    raditional annuity                                        $      7,163    $      1,073    $    313
    raditional and universal life                                    7,367           4,593           -
    ariable                                                             36          (1,213)     (1,609)
    orporate and other                                                 530           1,007       1,779
                                                              ------------    ------------    --------
                                                                    15,096           5,460         483
   Income taxes (credits) on operating income                       (5,182)         (2,064)         26
   Realized losses on investments, net (A)                          (2,087)           (139)        (91)
                                                              ------------    ------------    --------
    Income before cumulative effect of change in accounting
       principle                                              $      7,827    $      3,257    $    418
                                                              ============    ============    ========

  Assets:
    Traditional annuity                                       $  1,456,960    $    700,048    $ 19,639
    Traditional and universal life                                 287,424         270,924       5,687
    Variable                                                        71,930          56,891      42,934
    Corporate and other                                             12,450          13,890      28,144
                                                              ------------    ------------    --------
                                                                 1,828,764       1,041,753      96,404
  Unrealized gains (losses) on investments, net (A)                 32,050           4,208        (274)
                                                              ------------    ------------    --------
    Total assets                                              $  1,860,814    $  1,045,961    $ 96,130
                                                              ============    ============    ========

  (A) Amounts are net of adjustments, as applicable, to amortization of deferred policy acquisition costs and income taxes attributable to gains and losses on investments.

We analyze our segment results based on pre-tax operating income. Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting totaled $875,766,000 in 2002. Total premiums collected include $837,925,000 assumed from American Equity and $20,774,000 assumed from NTL through coinsurance agreements.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


 (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information as indicated therein.(7)

    (2)  Financial Statement Schedules I, III, IV(7)
         Schedule I--Summary of Investments
         Schedule III--Supplementary Insurance Information
         Schedule IV--Reinsurance


All required financial statements are included in Part B.

(b) Exhibits

(1)    Certified resolution of the board of directors of EquiTrust
       Life Insurance Company (the "Company") establishing
       EquiTrust Life Annuity Account (the "Account").(1)

(2)    Not Applicable.

(3)    (a) Underwriting Agreement.(5)

       (b) Form of Sales Agreement.(2)

       (c) Form of Wholesaling Agreement.(2)

       (d) Paying Agent Agreement.(5)

(4)    (a) Contract Form.(1)

       (b) Variable Settlement Agreement.(3)

       (c) Incremental Death Benefit Rider.(4)

(5)    Contract Application.(2)

(6)    (a) Articles of Incorporation of the Company.(1)

       (b) By-Laws of the Company.(1)

(7)    Not Applicable.

(8)    (a)  Participation agreement relating to EquiTrust Variable
       Insurance Series Fund.(2)

       (a)(i) Amended Schedule to Participation Agreement.(6)

       (b)  Participation agreement relating to Dreyfus Variable
       Investment Fund.(2)

       (b)(i) Form of Amended Schedule to Participation
       Agreement.(6)

       (c)  Participation agreement relating to T. Rowe Price
       Equity Series, Inc. and T. Rowe Price International
       Series, Inc.(2)

       (d)  Form of Participation agreement relating to American
       Century Funds.(6)

       (e)  Participation agreement relating to Fidelity Variable
       Insurance Products Funds.

       (f)  Participation agreement relating to Franklin Templeton
       Funds.(6)

       (g)  Participation agreement relating to JP Morgan Series
       Trust II.(6)

       (h) Participation agreement relating to Summit Pinnacle
       Series.(6)

(9)    Opinion and Consent of Stephen M. Morain, Esquire.(7)

(10)   (a) Consent of Sutherland Asbill & Brennan LLP.(7)

       (b) Consent of Ernst & Young LLP.(7)

       (c) Opinion and Consent of Christopher G. Daniels, FSA,
       MAAA, Life Product Development and Pricing Vice
       President.(7)

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Not Applicable.

(14)   Powers of Attorney.(1)

------------------------

(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-46597) on February 19, 1998.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-46597) filed on June 9, 1998.


(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-46597) filed on
    February 23, 2000.


(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-46597) filed on
    February 23, 2001.

(5) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-46597) filed on
    April 26, 2001.

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-46597) filed with the Securities and Exchange Commission on September 27, 2001.

(7) Filed herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY


Incorporated herein by reference to the prospectus in the Form N-6 registration statement (File No. 333-45813) for certain variable life insurance contracts issued by the Company and filed with the Commission on February 27, 2003.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                           FBL FINANCIAL GROUP, INC.
                                OWNERSHIP CHART


                                                    FBL Financial
                                                     Group, Inc.
                                                      (an Iowa
                                                    corporation)
                                                          /
                       ----------------------------------------------
                             /               /               /
                        Farm Bureau    FBL Financial        FBL
                       Life Insurance  Group Capital     Financial
                          Company          Trust       Services, Inc.
                          (an Iowa       (a wholly-       (an Iowa
                        corporation)       owned        corporation)
                         (a wholly-     subsidiary)      (a wholly-
                           owned                           owned
                        subsidiary)                     subsidiary)
                             /                               /
-----------------------------------------------------        /
          /                  /               /               /
      EquiTrust             FBL          Western AG          /
   Life Insurance       Real Estate      Insurance           /
       Company         Ventures, Ltd.   Agency, Inc.         /
      (an Iowa            (an Iowa      (an Arizona          /
    corporation)        corporation)    corporation)         /
   (a wholly-owned       (a wholly-         (20%             /
     subsidiary)           owned         ownership)          /
                        subsidiary)                          /
                                                             /
                                                       --------------------------------------------------------------
                                                             /               /               /               /
                                                            FBL             FBL          EquiTrust       EquiTrust
                                                          Leasing        Insurance       Investment      Marketing
                                                       Services, Inc.    Brokerage,      Management    Services, LLC
                                                          (an Iowa          Inc.       Services, Inc.   (a Delaware
                                                        corporation)      (an Iowa      (a Delaware       limited
                                                         (a wholly-     corporation)    corporation)     liability
                                                           owned         (a wholly-          (a           company)
                                                        subsidiary)        owned        wholly-owned     (a wholly-
                                                                        subsidiary)     subsidiary)        owned
                                                                                             .          subsidiary)
                                                                                             .
                                                                       ..............................................
                                                                             .               .               .
                                                                         EquiTrust       EquiTrust       EquiTrust
                                                                        Series Fund,    Money Market    Variable Ins
                                                                            Inc.            Fund        Series Fund
                                                                        (a Maryland     (a Maryland          (a
                                                                        corporation)    corporation)   Massachusetts
                                                                                                          business
                                                                                                           trust)

                       FBL Financial
                        Group, Inc.
                          (an Iowa
                        corporation)
                             /
---------------------
          /
      EquiTrust
   Life Insurance
       Company
      (an Iowa
    corporation)
   (a wholly-owned
     subsidiary)
                       --------------
                             /
                         EquiTrust
                          Assigned
                          Benefit
                          Company
                          (an Iowa
                        corporation)
                         (a wholly-
                           owned
                        subsidiary)


----------------------------------

..... Management Agreement

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2003, there were 743 Contract Owners.


ITEM 28.  INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to EquiTrust Life Variable Account, EquiTrust Life Annuity Account II and EquiTrust Life Variable Account II, and the separate accounts of Farm Bureau Life Insurance Company, an affiliate of the Company, including Farm Bureau Life Annuity Account and Farm Bureau Life Variable Account.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
Lynn E. Wilson                              President and Manager
William J. Oddy                             Chief Executive Officer, and Manager
James P. Brannen                            Chief Financial Officer and Manager
Jo Ann Rumelhart                            Executive Vice President and Manager
Stephen M. Morain                           Senior Vice President, General Counsel and Manager
James W. Noyce                              Chief Administrative Officer, Treasurer and Manager
John M. Paule                               Chief Marketing Officer and Manager
Lou Ann Sandburg                            Vice President--Investments, Assistant Treasurer and
                                              Manager
Dennis M. Marker                            Vice President--Investment Administration and Manager
Robert A. Simons                            Senior Counsel--Investments
Robert J. Rummelhart                        Investment Vice President
Charles T. Happel                           Securities Vice President
Kristi Rojohn                               Investment Compliance Vice President and Secretary
Julie M. McGonegle                          Investment Product Vice President
Deborah K. Peters                           Director of Broker/Dealer and Market Conduct Compliance
Susan M. Coombs                             Mutual Fund Accounting Director
Laura Kellen Beebe                          Sr. Portfolio Manager--Taxable Securities
Doug Higgins                                Sr. Portfolio Manager--Securities
Herman Riva                                 Sr. Portfolio Manager--Securities
Barbara A. Bennett                          Treasury Administrator
Larry J. Patterson                          Vice President
Thomas J. Faulconer                         Indiana OSJ Principal
Rebecca Howe                                Assistant Secretary


    * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                           NET UNDERWRITING
                                            DISCOUNTS AND     COMPENSATION ON   BROKERAGE
      NAME OF PRINCIPAL UNDERWRITER          COMMISSIONS        REDEMPTION      COMMISSION   COMPENSATION
EquiTrust Marketing Services, Inc.             $366,704                 NA             NA            NA


ITEM 30.  LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EquiTrust Life Annuity Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 25th day of April, 2003.


                                                       EQUITRUST LIFE INSURANCE COMPANY
                                                       EQUITRUST LIFE ANNUITY ACCOUNT

                                                       By:                  /s/ CRAIG A. LANG
                                                                -----------------------------------------
                                                                              Craig A. Lang
                                                                                PRESIDENT
                                                                     EquiTrust Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


               SIGNATURE                               TITLE                       DATE
               ---------                               -----                       ----
           /s/ CRAIG A. LANG
 -------------------------------------   President and Director [Principal    April 25, 2003
             Craig A. Lang                 Executive Officer]

          /s/ JERRY C. DOWNIN            Senior Vice President,
 -------------------------------------     Secretary-Treasurer and
            Jerry C. Downin                Director [Principal Financial      April 25, 2003
                                           Officer]

          /s/ JAMES W. NOYCE             Chief Financial Officer and Chief
 -------------------------------------     Administrative Officer             April 25, 2003
            James W. Noyce                 [Principal Accounting Officer]

                   *
 -------------------------------------   Director                             April 25, 2003
            Steve L. Baccus

                   *
 -------------------------------------   Director                             April 25, 2003
             Craig D. Hill

                   *
 -------------------------------------   Director                             April 25, 2003
           Howard D. Poulson

                   *
 -------------------------------------   Chief Executive Officer and          April 25, 2003
            William J. Oddy                Director

*By:        /s/ STEPHEN M. MORAIN
      --------------------------------
              Stephen M. Morain
              ATTORNEY-IN-FACT
        PURSUANT TO POWER OF ATTORNEY

                                 EXHIBIT INDEX


EXHIBIT     DESCRIPTION
----------  ------------------------------------------------------------
(a)(2)      Financial Statement Schedules I, III, IV
(b)(9)      Opinion and Consent of Stephen M. Morain, Esquire
(b)(10)(a)  Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)  Consent of Ernst & Young LLP
(b)(10)(c)  Opinion and Consent of Christopher G. Daniels, FSA, MAAA